Schedule of Investments (unaudited)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority RB
3.10%, 09/01/29 (PR 09/01/24)	$1,750	$1,743,161
4.00%, 09/01/31 (PR 09/01/24)	20,000	20,146,916
5.00%, 09/01/30 (PR 09/01/24)	6,015	6,131,976
5.00%, 09/01/33 (PR 09/01/27)	1,250	1,357,403
5.00%, 09/01/34 (PR 09/01/27)	1,250	1,357,403
5.00%, 09/01/36 (PR 09/01/27)	6,840	7,427,712
Series A, 5.00%, 09/01/36 (PR 09/01/26)	15,005	15,928,612
Series B, 5.00%, 09/01/23	200	200,774
Series B, 5.00%, 09/01/24	600	612,776
Series B, 5.00%, 09/01/25	1,050	1,093,270
Alabama Public School and College Authority RB
3.25%, 06/01/24 (Call 06/01/23)	10	9,995
5.00%, 01/01/27 (Call 07/01/24)	440	448,202
Series A, 5.00%, 11/01/23	2,315	2,329,172
Series A, 5.00%, 02/01/24	1,125	1,137,048
Series A, 5.00%, 11/01/24	1,215	1,244,387
Series A, 5.00%, 11/01/25	5,600	5,848,078
Series A, 5.00%, 11/01/26	320	341,184
Series A, 5.00%, 11/01/27	11,915	12,954,393
Series B, 5.00%, 01/01/24	10,115	10,209,185
Series B, 5.00%, 01/01/25 (Call 07/01/24)	4,005	4,080,515
Series B, 5.00%, 01/01/26 (Call 07/01/24)	2,475	2,520,417
Auburn University RB, Series A, 5.00%, 06/01/23	130	130,000
Auburn Water Works Board RB, 5.00%, 09/01/40
(PR 09/01/25)	2,500	2,591,994
State of Alabama GO, Series A, 5.00%, 08/01/24	95	96,854
Tuscaloosa County Board of Education ST, 4.00%, 02/01/47
(PR 02/01/27)	5,015	5,205,456
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/30 (PR 01/01/27)	4,000	4,282,472
Series B, 5.00%, 01/01/32 (PR 01/01/27)	6,945	7,435,442
Series B, 5.00%, 01/01/43 (PR 01/01/27)	9,785	10,475,997
		127,340,794
Alaska — 0.1%
State of Alaska GO
5.00%, 08/01/23	45	45,108
5.00%, 08/01/27 (Call 08/01/25)	5,460	5,646,513
Series B, 5.00%, 08/01/23	200	200,482
		5,892,103
Arizona — 1.3%
Arizona Department of Transportation State Highway Fund Revenue, 5.00%, 07/01/27 (Call 07/01/26)	1,470	1,552,152
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	650	662,062
5.00%, 07/01/25 (Call 07/01/24)	115	116,974
5.00%, 07/01/26 (Call 07/01/24)	370	376,313
Arizona Transportation Board RB
5.00%, 07/01/23	490	490,551
5.00%, 07/01/24	4,595	4,678,797
5.00%, 07/01/25	6,815	7,069,503
5.00%, 07/01/26	95	100,395
Series A, 5.00%, 07/01/23	1,815	1,817,041
Series A, 5.00%, 07/01/24	4,305	4,383,508
Series A, 5.00%, 07/01/25	595	618,440
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/23	1,220	1,226,449
Series A, 5.00%, 10/01/24	535	547,163

	Par
Security	(000)	Value

Arizona (continued)
City of Chandler AZ GOL, 5.00%, 07/01/24	$4,020	$4,095,459
City of Phoenix AZ GO
5.00%, 07/01/23	320	320,397
5.00%, 07/01/24	450	458,303
5.00%, 07/01/27 (Call 07/01/26)	230	243,618
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	4,815	4,994,814
5.00%, 07/01/25 (Call 07/01/24)	4,615	4,696,205
Series A, 5.00%, 07/01/39 (PR 07/01/24)	15,000	15,257,536
Series B, 5.00%, 07/01/23	745	745,930
Series B, 5.00%, 07/01/24	2,590	2,638,062
City of Tucson AZ Water System Revenue RB, Series A,
5.00%, 07/01/23	2,000	2,002,414
Maricopa County Community College District GO, 5.00%,
07/01/23	2,665	2,668,216
Maricopa County Unified School District No. 48 Scottsdale
GO, 5.00%, 07/01/27	145	156,497
Maricopa County Unified School District No. 80 Chandler
GO, Series B, 5.00%, 07/01/23	1,000	1,001,207
Maricopa County Unified School District No. 97-Deer
Valley/AZ GO, 5.00%, 07/01/24	4,800	4,885,997
Phoenix AZ
4.00%, 07/01/23	9,160	9,163,981
4.00%, 07/01/24	895	901,939
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/24	8,945	9,034,478
5.00%, 01/01/25	755	777,082
5.00%, 01/01/26	450	471,317
5.00%, 01/01/28	600	655,179
Series A, 5.00%, 01/01/24	3,695	3,731,961
Series A, 5.00%, 01/01/25	6,145	6,324,724
Series A, 5.00%, 01/01/26	11,240	11,778,957
Series A, 5.00%, 01/01/27	13,805	14,760,616
Series E, 5.00%, 01/01/24	3,160	3,191,610
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/36
(PR 07/01/27)	2,000	2,164,183
University of Arizona (The) RB
5.00%, 06/01/26	15	15,853
5.00%, 06/01/27 (Call 06/01/26)	50	52,666
Series A, 5.00%, 06/01/26 (Call 06/01/25)	975	1,007,867
		131,836,416
Arkansas — 0.1%
State of Arkansas GO
4.25%, 06/01/23	325	325,000
5.00%, 06/15/23	7,955	7,959,347
5.00%, 04/01/24 (Call 10/01/23)	2,670	2,684,585
5.00%, 04/01/26 (Call 10/01/24)	360	367,428
University of Arkansas RB
5.00%, 11/01/39 (PR 11/01/24)	1,135	1,161,186
5.00%, 11/01/41 (PR 11/01/24)	825	844,034
		13,341,580
California — 12.7%
Bay Area Toll Authority RB
VRDN,2.00%, 04/01/53 (Put 04/01/24)(a)	3,000	2,948,485
VRDN,2.63%, 04/01/45 (Put 04/01/26)(a)	860	833,600
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	11,070	11,231,413
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	10,040	10,882,014
Beverly Hills Unified School District CA GO, 5.00%, 08/01/24	500	510,739

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
California Educational Facilities Authority RB, Series C,
5.25%, 10/01/24	$8,195	$8,423,970
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/23	1,900	1,910,737
5.00%, 10/01/24	1,600	1,639,532
5.00%, 10/01/26	5,000	5,349,610
California State Public Works Board RB
5.00%, 11/01/23	5	5,038
5.00%, 08/01/24	1,500	1,533,603
5.00%, 05/01/25	1,060	1,099,998
5.00%, 10/01/26	60	63,821
5.00%, 02/01/28	4,140	4,524,949
5.25%, 10/01/27 (Call 10/01/24)	1,050	1,078,644
Series A, 5.00%, 09/01/24	295	302,120
Series A, 5.00%, 09/01/25 (Call 09/01/24)	705	720,708
Series A, 5.00%, 02/01/27	15,800	16,922,652
Series A, 5.00%, 08/01/27	2,450	2,651,786
Series B, 5.00%, 10/01/23	5,795	5,829,671
Series B, 5.00%, 10/01/24	1,145	1,174,649
Series B, 5.00%, 10/01/25	295	307,476
Series B, 5.00%, 05/01/26	1,005	1,059,933
Series B, 5.00%, 10/01/26 (Call 10/01/24)	600	614,351
Series D, 5.00%, 05/01/27	7,845	8,446,773
Series F, 5.00%, 05/01/24	2,565	2,609,481
Series F, 5.00%, 05/01/25	325	337,264
Series F, 5.00%, 05/01/26 (Call 05/01/25)	290	300,126
Series H, 5.00%, 09/01/38 (PR 09/01/23)	5,095	5,115,976
California State University RB
5.00%, 11/01/24	2,300	2,357,877
5.00%, 11/01/26 (Call 05/01/26)	75	79,548
Series A, 5.00%, 11/01/23	775	780,288
Series A, 5.00%, 11/01/24	2,115	2,168,221
Series A, 5.00%, 11/01/25	5,245	5,486,073
Series A, 5.00%, 11/01/28 (PR 11/01/24)	7,000	7,171,260
Series A, 5.00%, 11/01/29 (PR 11/01/24)	1,820	1,864,528
Series A, 5.00%, 11/01/44 (PR 11/01/24)	8,900	9,117,745
Series B-3, VRDN,4.00%, 11/01/51 (Put 07/03/23)(a)	9,400	9,392,776
Chabot-Las Positas Community College District GO
5.00%, 08/01/25 (PR 08/01/23)	955	957,570
Series B, 5.00%, 08/01/23	7,285	7,304,364
Series B, 5.00%, 08/01/24	3,375	3,444,768
Chino Basin Regional Financing Authority RB, Series B,
4.00%, 11/01/25 (Call 08/01/25)	9,065	9,218,855
City of Long Beach CA Harbor Revenue RB, 4.00%,
05/15/24	435	438,423
City of Los Angeles CA GO, Series B, 5.00%, 09/01/23	5,540	5,565,019
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	90	93,423
5.00%, 06/01/27 (Call 06/01/25)	210	218,572
Series B, 5.00%, 06/01/23	1,685	1,685,000
Series B, 5.00%, 06/01/25	175	181,656
Series B, 5.00%, 06/01/26	690	731,865
Series D, 5.00%, 06/01/23	530	530,000
City of Los Angeles Department of Airports RB, Series B,
5.00%, 05/15/24	2,145	2,181,848
City of San Francisco CA Public Utilities Commission Water
Revenue RB
5.00%, 11/01/23	510	513,691
5.00%, 11/01/24	4,915	5,045,550
5.00%, 11/01/25	5,205	5,451,667
5.00%, 11/01/25 (Call 05/01/25)	1,685	1,748,764

	Par
Security	(000)	Value

California (continued)
5.00%, 11/01/26	$4,655	$4,983,492
Coast Community College District GO, 0.00%, 08/01/33 (Call 08/01/25)(b)	500	332,221
Contra Costa Community College District GO, Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	2,570	2,576,917
Contra Costa Transportation Authority Sales Tax Revenue RB, 5.00%, 03/01/26	3,290	3,472,796
Corona-Norco Unified School District GO, Series A, 5.00%, 08/01/40 (PR 08/01/25)	795	827,224
East Bay Municipal Utility District Water System Revenue RB
Series B, 5.00%, 06/01/24	850	865,411
Series B, 5.00%, 06/01/25	465	482,961
Eastern Municipal Water District RB
Series A, 3.00%, 07/01/25	6,455	6,425,168
Series A, 5.00%, 07/01/23	1,700	1,702,121
El Camino Community College District Foundation (The)
0.00%, 08/01/27(b)	5,700	5,007,002
Series C, 0.00%, 08/01/26(b)	4,875	4,413,351
Foothill-De Anza Community College District, 0.00%, 08/01/27 (NPFGC)(b)	4,000	3,492,153
Foothill-De Anza Community College District GO, 0.00%, 08/01/26 (NPFGC)(b)	1,220	1,098,639
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	10,000	10,095,706
Fresno Unified School District GO, 4.00%, 08/01/47 (PR 08/01/24)	45	45,462
Long Beach Unified School District GO
5.00%, 08/01/25	32,000	33,344,909
5.00%, 08/01/27 (Call 08/01/26)	40	42,701
Los Angeles Community College District/CA GO
4.00%, 08/01/39 (PR 08/01/24)	3,550	3,588,036
5.00%, 08/01/24	1,685	1,720,026
5.00%, 08/01/25	10,780	11,237,674
Series A, 4.00%, 08/01/32 (PR 08/01/24)	275	277,946
Series A, 4.00%, 08/01/33 (PR 08/01/24)	575	581,161
Series A, 5.00%, 08/01/23	1,055	1,057,874
Series A, 5.00%, 08/01/24	1,250	1,275,984
Series A, 5.00%, 08/01/25 (PR 08/01/24)	240	245,293
Series A, 5.00%, 08/01/27 (PR 08/01/24)	305	311,727
Series A, 5.00%, 08/01/31 (PR 08/01/24)	14,915	15,243,962
Series C, 5.00%, 08/01/23	1,490	1,494,060
Series C, 5.00%, 08/01/24	240	244,989
Series F, 4.00%, 08/01/37 (PR 08/01/23)	1,495	1,496,614
Series J, 4.00%, 08/01/24	125	126,182
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/27 (Call 06/01/26)	25	26,606
Series A, 5.00%, 06/01/23	8,800	8,800,000
Series A, 5.00%, 07/01/23	2,410	2,413,007
Series A, 5.00%, 06/01/24	6,495	6,611,473
Series A, 5.00%, 07/01/24	505	514,857
Series A, 5.00%, 06/01/25	1,020	1,058,404
Series A, 5.00%, 07/01/25	815	847,608
Series A, 5.00%, 06/01/26	1,190	1,262,554
Series A, 5.00%, 07/01/26	1,275	1,355,132
Series B, 5.00%, 07/01/23	3,280	3,284,093
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/23	3,500	3,504,368
5.00%, 07/01/24	2,250	2,293,919
5.00%, 07/01/25	3,000	3,120,030

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
5.00%, 06/01/27	$75	$81,340
5.00%, 07/01/27	75	81,488
5.00%, 07/01/27 (Call 07/01/26)	10	10,662
5.00%, 07/01/28	2,405	2,671,164
Series A, 5.00%, 07/01/24	120	122,342
Los Angeles Department of Water & Power Power System Revenue RB
Series B, 5.00%, 07/01/23	3,120	3,123,996
Series B, 5.00%, 07/01/24	2,070	2,109,298
Series B, 5.00%, 07/01/25 (Call 06/01/25)	975	1,012,516
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	2,600	2,685,679
5.00%, 07/01/26 (Call 06/01/26)	4,875	5,174,997
5.00%, 07/01/27	3,595	3,906,011
5.00%, 07/01/27 (Call 01/01/26)	70	73,710
Series A, 5.00%, 07/01/25	9,195	9,562,893
Series A, 5.00%, 07/01/26	190	201,999
Series A, 5.00%, 07/01/27	155	168,409
Los Angeles Department of Water & Power Water System Revenue RB
4.00%, 07/01/26	1,235	1,277,866
5.00%, 07/01/24	25	25,504
5.00%, 07/01/25	20	20,817
5.00%, 07/01/27	140	152,338
5.00%, 07/01/27 (Call 01/01/26)	50	52,701
5.00%, 07/01/28	9,710	10,809,034
Series B, 4.00%, 07/01/27	170	177,627
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,085	1,094,171
Series B, 5.00%, 07/01/26 (Call 01/01/26)	550	579,719
Series C, 5.00%, 07/01/25 (Call 07/01/24)	415	423,857
Los Angeles Unified School District/CA GO
5.00%, 07/01/23	1,350	1,351,806
5.00%, 07/01/24	85	86,677
5.00%, 07/01/26	565	601,369
5.00%, 07/01/27	2,355	2,563,485
Series A, 5.00%, 07/01/23	11,100	11,114,854
Series A, 5.00%, 07/01/24	33,085	33,737,888
Series A, 5.00%, 07/01/25	5,435	5,659,157
Series A, 5.00%, 07/01/26	3,870	4,119,111
Series A, 5.00%, 07/01/27	100	108,853
Series A-1, 5.00%, 07/01/23	150	150,201
Series B, 5.00%, 07/01/23	440	440,589
Series B, 5.00%, 07/01/24	4,625	4,716,268
Series B, 5.00%, 07/01/27 (Call 07/01/26)	250	266,090
Series B-1, 5.00%, 07/01/23	660	660,883
Series B-1, 5.00%, 07/01/26	105	111,759
Series C, 5.00%, 07/01/23	170	170,227
Series C, 5.00%, 07/01/24	1,420	1,448,022
Series C, 5.00%, 07/01/25	5,035	5,242,660
Series C, 5.00%, 07/01/25 (Call 07/01/24)	5,100	5,198,459
Series C, 5.00%, 07/01/26	2,905	3,091,994
Series C, 5.00%, 07/01/26 (Call 07/01/24)	290	295,568
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	163,072
Los Rios Community College District GO, Series E, 3.00%, 08/01/25	2,275	2,269,555
Marin Community College District GO, Series A, 5.00%, 08/01/41 (PR 08/01/26)	7,500	7,983,259
Metropolitan Water District of Southern California RB
3.00%, 07/01/27	150	150,952
5.00%, 10/01/23	4,290	4,314,243
5.00%, 10/01/24	1,900	1,946,694

	Par
Security	(000)	Value

California (continued)
5.00%, 10/01/25	$1,430	$1,497,377
5.00%, 10/01/27	1,075	1,178,189
Series A, 2.25%, 07/01/24	590	582,067
Series A, 2.50%, 07/01/25	595	582,155
Series A, 5.00%, 07/01/24	3,140	3,202,973
Series A, 5.00%, 07/01/25	2,985	3,108,092
Series A, 5.00%, 07/01/26	955	1,015,020
Series B, 4.00%, 08/01/23 (Call 07/01/23)	815	815,473
Series E, 5.00%, 07/01/23	185	185,246
Miracosta Community College District GO, Series B, 4.00%, 08/01/23	4,075	4,079,061
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	5,000	5,208,005
Mount San Antonio Community College District GO, 5.00%, 08/01/34 (PR 08/01/23)	3,000	3,008,074
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/26	1,000	1,068,549
Oakland Unified School District/Alameda County GO, 5.00%, 08/01/40 (PR 08/01/25)	4,000	4,166,404
Orange County Sanitation District RB
5.00%, 02/01/25	3,015	3,118,245
5.00%, 02/01/27	3,200	3,452,790
Orange County Water District COP
Series A, 2.00%, 08/15/23 (Call 06/21/23)	195	194,241
Series A, 4.00%, 02/15/25 (Call 01/15/25)	8,125	8,248,654
Palo Alto Unified School District GO, 5.00%, 08/01/23	200	200,552
Palomar Community College District, 5.00%, 08/01/44
(PR 08/01/25)	25,000	26,093,487
Poway Unified School District GO, 0.00%, 08/01/27(b)	5,000	4,369,121
Riverside Community College District, 0.00%, 08/01/35
(PR 02/01/25)(b)	3,000	1,707,572
Riverside Community College District GO
0.00%, 08/01/38 (PR 02/01/25)(b)	5,500	2,667,647
0.00%, 08/01/39 (PR 02/01/25)(b)	2,420	1,112,259
Riverside County Transportation Commission RB, Series A,
5.25%, 06/01/39 (PR 06/01/23)	4,570	4,570,000
Sacramento Municipal Utility District RB
5.00%, 08/15/23	1,020	1,023,482
5.00%, 07/01/24	875	891,424
5.00%, 08/15/24	545	556,999
5.00%, 08/15/25	1,950	2,033,208
5.00%, 08/15/26	650	692,875
5.00%, 08/15/27	1,310	1,428,272
Series A, VRDN,5.00%, 08/15/49 (Put 06/21/23)(a)	2,820	2,821,829
Series E, 5.00%, 08/15/24	370	378,146
Series F, 5.00%, 08/15/23	360	361,229
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,690	1,703,767
5.00%, 11/15/25 (Call 11/15/24)	330	338,373
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	3,645	3,777,083
4.00%, 08/01/41 (PR 08/01/26)	13,000	13,471,077
5.00%, 08/01/41 (PR 08/01/26)	13,000	13,862,020
VRDN,4.00%, 08/01/32 (PR 08/01/26)	3,200	3,315,957
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	2,135	2,210,065
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/24	380	386,492
5.00%, 05/15/25	450	467,114
San Diego Unified School District/CA GO
6.00%, 07/01/33 (PR 07/01/24)	7,000	7,211,154
Series C, 5.00%, 07/01/35 (PR 07/01/23)	5,005	5,011,534

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
San Diego Unified School District/CA RB, Series N-2, 5.00%, 07/01/23	$5,255	$5,262,377
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	345	359,648
San Francisco City & County Airport Commission San Francisco International Airport RB
Series D, 5.00%, 05/01/24	1,160	1,177,804
Series D, 5.00%, 05/01/25	2,320	2,398,780
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/26	3,000	3,205,819
5.00%, 10/01/27	6,850	7,481,118
Series C, VRDN,2.13%, 10/01/48 (Put 07/18/23)(a)	6,000	5,990,247
San Joaquin Delta Community College District GO,
Series C, 5.00%, 08/01/39 (PR 08/01/24)	6,505	6,640,969
San Jose Evergreen Community College District GO,
Series C, 4.00%, 09/01/40 (PR 09/01/24)	12,155	12,281,402
San Jose Unified School District GO, Series C, 0.00%, 08/01/27 (NPFGC)(b)	3,000	2,620,188
San Mateo Foster City Public Financing Authority RB,
Series B, 5.00%, 08/01/25	27,420	28,566,559
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/24	665	677,254
Santa Clara Valley Water District Safe Clean Water Revenue COP, 5.00%, 12/01/26 (Call 11/01/26)	1,200	1,286,672
Santa Monica Community College District GO
0.00%, 08/01/26(b)	500	448,027
Series B, 4.00%, 08/01/44 (PR 08/01/24)	31,715	32,047,551
Series C, 0.00%, 08/01/25(b)	1,930	1,786,988
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,760	1,764,737
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	5,135	5,121,584
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	8,615	8,705,676
Series C, 5.00%, 07/01/24	430	438,532
Southwestern Community College District GO, Series D, 5.00%, 08/01/44 (PR 08/01/25)	1,000	1,043,739
State of California
4.00%, 09/01/27	5,580	5,801,059
5.00%, 09/01/24	7,445	7,623,759
State of California Department of Water Resources RB
5.00%, 12/01/23	505	509,274
5.00%, 12/01/25	50	52,404
5.00%, 12/01/26	80	85,832
Series AM, 5.00%, 12/01/25 (PR 06/01/23)	130	130,000
Series AR, 5.00%, 12/01/27 (PR 06/01/24)	5,690	5,790,913
Series AS, 5.00%, 12/01/23	1,590	1,603,455
Series AS, 5.00%, 12/01/24	5,620	5,773,291
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	350	359,702
Series AW, 5.00%, 12/01/23	85	85,719
Series AW, 5.00%, 12/01/24	15	15,409
Series AX, 5.00%, 12/01/24	145	148,955
Series AX, 5.00%, 12/01/25	3,110	3,259,502
Series BA, 5.00%, 12/01/25	1,645	1,724,078
Series BB, 5.00%, 12/01/24	5,325	5,470,244
Series BB, 5.00%, 12/01/25	225	235,816
Series BB, 5.00%, 12/01/26	145	155,570
State of California GO
3.00%, 03/01/24	200	199,811
3.00%, 03/01/25	7,000	6,993,637
3.00%, 03/01/26	800	790,419

	Par
Security	(000)	Value

California (continued)
4.00%, 10/01/23	$450	$451,302
4.00%, 10/01/24	1,625	1,645,838
4.00%, 11/01/24	220	223,037
4.00%, 04/01/25	3,890	3,956,629
4.00%, 08/01/26	285	292,866
4.00%, 09/01/26	240	246,852
4.00%, 10/01/26	7,525	7,751,986
4.00%, 11/01/26	9,755	10,059,077
4.00%, 10/01/27	1,225	1,275,161
5.00%, 08/01/23	11,785	11,820,244
5.00%, 09/01/23	7,405	7,438,811
5.00%, 09/01/23 (Call 07/03/23)	15	15,022
5.00%, 10/01/23	4,075	4,100,056
5.00%, 11/01/23	9,555	9,629,279
5.00%, 12/01/23	5,350	5,400,559
5.00%, 03/01/24	5,260	5,335,569
5.00%, 04/01/24	1,620	1,645,894
5.00%, 08/01/24	3,170	3,240,283
5.00%, 09/01/24	2,700	2,764,829
5.00%, 09/01/24 (Call 07/03/23)	15	15,023
5.00%, 10/01/24	16,215	16,632,736
5.00%, 11/01/24	5,625	5,779,922
5.00%, 11/01/24 (Call 11/01/23)	1,525	1,537,426
5.00%, 12/01/24 (Call 12/01/23)	6,180	6,241,119
5.00%, 03/01/25	5,415	5,592,887
5.00%, 04/01/25	23,675	24,498,828
5.00%, 05/01/25 (Call 05/01/24)	180	183,370
5.00%, 08/01/25	8,585	8,923,834
5.00%, 09/01/25	765	796,188
5.00%, 09/01/25 (Call 07/03/23)	25	25,047
5.00%, 09/01/25 (Call 09/01/23)	365	366,366
5.00%, 10/01/25	46,695	48,680,466
5.00%, 10/01/25 (Call 10/01/24)	1,500	1,533,116
5.00%, 11/01/25	9,610	10,035,720
5.00%, 11/01/25 (Call 11/01/23)	1,085	1,092,000
5.00%, 12/01/25	9,715	10,162,922
5.00%, 12/01/25 (Call 12/01/23)	600	604,752
5.00%, 03/01/26 (Call 03/01/25)	8,905	9,187,069
5.00%, 04/01/26	15,130	15,975,166
5.00%, 08/01/26	9,395	9,968,170
5.00%, 08/01/26 (Call 08/01/25)	510	530,496
5.00%, 09/01/26	11,230	11,935,568
5.00%, 10/01/26	1,745	1,857,851
5.00%, 10/01/26 (Call 10/01/24)	75	76,725
5.00%, 11/01/26	6,280	6,697,836
5.00%, 12/01/26	1,145	1,223,340
5.00%, 04/01/27	6,870	7,412,353
5.00%, 08/01/27	8,605	9,327,795
5.00%, 08/01/27 (Call 08/01/26)	405	430,575
5.00%, 09/01/27	1,230	1,335,685
5.00%, 09/01/27 (Call 09/01/25)	215	224,519
5.00%, 09/01/27 (Call 09/01/26)	2,130	2,268,444
5.00%, 10/01/27	7,750	8,430,978
5.00%, 10/01/27 (Call 04/01/26)	220	232,589
5.00%, 11/01/27	32,320	35,223,399
5.00%, 04/01/28	10,225	11,254,342
5.00%, 10/01/28	2,000	2,224,874
5.50%, 02/01/25	1,025	1,065,139
VRDN,2.35%, 05/01/33 (Put 06/07/23)(a)	4,135	4,135,000
Series A, 5.00%, 10/01/23	240	241,476

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 10/01/24	$685	$702,647
Series B, 5.00%, 08/01/23	2,445	2,452,312
Series B, 5.00%, 09/01/23	3,545	3,561,186
Series B, 5.00%, 08/01/24	13,685	13,988,413
Series B, 5.00%, 09/01/24	5,370	5,498,937
Series B, 5.00%, 08/01/25	790	821,180
Series B, 5.00%, 09/01/25	695	723,333
Series B, 5.00%, 11/01/25	8,125	8,484,934
Series B, 5.00%, 08/01/26	355	376,658
Series B, 5.00%, 09/01/26	455	483,587
Series B, 5.00%, 11/01/27	390	425,035
Series C, 5.00%, 08/01/26 (Call 02/01/25)	50	51,556
Series C, 5.00%, 09/01/26 (Call 09/01/25)	285	296,937
Series C, 5.00%, 08/01/27 (Call 02/01/25)	85	87,798
Series C, 5.00%, 08/01/27 (Call 08/01/26)	7,505	7,978,926
University of California RB
4.00%, 05/15/25	10	10,217
5.00%, 05/15/24	1,205	1,227,409
5.00%, 05/15/26 (Call 05/15/25)	375	389,485
5.00%, 05/15/27	10,770	11,698,151
5.00%, 05/15/28	5,000	5,552,614
5.25%, 05/15/44 (PR 05/15/24)	9,925	10,115,360
Series AL 4, VRDN,2.80%, 05/15/48 (Put 05/31/23)(a)	4,000	4,000,000
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	5,200	5,287,635
Series AO, 5.00%, 05/15/24	565	575,507
Series AO, 5.00%, 05/15/25	1,500	1,560,816
Series AV, 5.00%, 05/15/26	205	217,639
Series AY, 5.00%, 05/15/24	875	891,272
Series AY, 5.00%, 05/15/26	590	626,374
Series I, 5.00%, 05/15/24	565	575,507
Series I, 5.00%, 05/15/25	445	463,042
Series I, 5.00%, 05/15/26 (Call 05/15/25)	1,060	1,100,943
		1,253,891,804
Colorado — 1.1%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/01/23 (SAW)	7,515	7,573,777
Arapahoe County School District No. 6 Littleton GO, 5.00%, 12/01/23 (SAW)	1,000	1,007,477
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/23	8,725	8,779,982
5.00%, 11/15/25	1,055	1,100,093
5.00%, 11/15/27	3,500	3,782,657
Series A, 5.00%, 11/15/23	16,425	16,528,506
Series A, 5.00%, 11/15/24	5,190	5,309,794
City & County of Denver Co. GO
5.00%, 08/01/23	7,000	7,018,025
5.00%, 08/01/24	2,570	2,621,647
5.00%, 08/01/27	10	10,852
Series A, 5.00%, 08/01/26	1,500	1,593,379
Series B, 5.00%, 08/01/23	1,625	1,629,184
Series B, 5.00%, 08/01/26	14,030	14,903,403
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/41
(PR 08/01/26)	9,125	9,684,535
City of Colorado Springs Co. Utilities System Revenue RB
Series A, 5.00%, 11/15/25	805	841,345
Series B, 5.00%, 11/15/25	960	1,003,344
Series B, 5.00%, 11/15/26	500	533,541
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	855	877,689
5.00%, 12/01/25 (SAW)	305	319,062

	Par
Security	(000)	Value

Colorado (continued)
Series B, 4.00%, 12/01/26 (SAW)	$9,360	$9,688,252
E-470 Public Highway Authority RB, 0.00%, 09/01/26
(NPFGC)(b)	4,540	4,051,703
University of Colorado RB
5.00%, 06/01/47 (PR 06/01/26)	4,195	4,437,149
VRDN,2.00%, 06/01/51 (Put 10/15/25)(a)	250	239,360
VRDN,2.00%, 06/01/51 (Put 10/15/26)(a)	250	235,802
Series C, VRDN,2.00%, 06/01/54 (Put 10/15/24)(a)	2,500	2,428,436
		106,198,994
Connecticut — 2.4%
Connecticut State Health & Educational Facilities Authority RB
2.80%, 07/01/57	4,000	3,912,012
Series 2010-A, VRDN,0.25%, 07/01/49 (Put 02/09/24)(a)	4,000	3,895,160
Series 2015-A, VRDN,0.38%, 07/01/35(a)	3,265	3,139,278
Series N, 5.00%, 11/01/29 (PR 11/01/23)	5,060	5,092,438
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	1,000	1,023,768
State of Connecticut, 5.00%, 04/15/28	1,000	1,092,570
State of Connecticut Clean Water Fund - State Revolving Fund RB
5.00%, 06/01/24	25	25,441
5.00%, 03/01/25	10	10,325
Series A, 5.00%, 05/01/25	295	305,295
Series B, 5.00%, 06/01/26	275	291,279
State of Connecticut GO
4.00%, 01/15/25	12,335	12,475,192
4.00%, 06/01/27	1,020	1,058,067
5.00%, 02/15/25	6,400	6,582,892
5.00%, 09/01/25 (Call 09/01/24)	19,395	19,804,285
5.00%, 09/15/25	2,140	2,226,120
5.00%, 11/15/25	30	31,311
5.00%, 02/15/26	3,000	3,143,686
5.00%, 04/15/26	45	47,314
5.00%, 06/15/26	1,055	1,113,016
5.00%, 04/15/27	180	193,080
5.00%, 06/15/27	700	753,444
5.00%, 07/15/27	300	323,442
5.00%, 06/15/28 (Call 06/15/25)	1,300	1,347,593
Series 2021 A, 4.00%, 01/15/27	4,575	4,722,704
Series A, 4.00%, 01/15/26	4,100	4,187,198
Series A, 4.00%, 01/15/27	4,595	4,743,350
Series A, 5.00%, 10/15/23	2,660	2,674,923
Series A, 5.00%, 03/15/24	405	410,033
Series A, 5.00%, 04/15/24	1,040	1,054,409
Series A, 5.00%, 10/15/24 (Call 10/15/23)	5,070	5,100,859
Series A, 5.00%, 01/15/25	5,965	6,126,094
Series A, 5.00%, 04/15/25	5,175	5,339,428
Series A, 5.00%, 10/15/25 (Call 10/15/23)	9,125	9,178,645
Series A, 5.00%, 01/15/26	1,270	1,328,610
Series B, 3.00%, 06/01/25	1,535	1,518,188
Series B, 4.00%, 06/01/27	8,665	8,988,384
Series B, 5.00%, 01/15/24	4,210	4,250,644
Series B, 5.00%, 04/15/24	15	15,208
Series B, 5.00%, 05/15/24	3,175	3,222,957
Series B, 5.00%, 04/15/25	555	572,634
Series B, 5.00%, 05/15/25	2,630	2,717,879
Series B, 5.00%, 05/15/27 (Call 05/15/26)	80	84,356
Series C, 4.00%, 06/15/24	50	50,321
Series C, 5.00%, 06/15/23	730	730,394
Series C, 5.00%, 07/15/24	1,045	1,063,754

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Connecticut (continued)
Series D, 5.00%, 09/15/23	$12,490	$12,543,643
Series D, 5.00%, 04/15/24	1,380	1,399,120
Series D, 5.00%, 07/15/24	5,560	5,659,784
Series D, 5.00%, 09/15/24	1,000	1,020,887
Series D, 5.00%, 09/15/26	750	795,113
Series D, 5.00%, 09/15/27	1,165	1,260,296
Series E, 5.00%, 09/15/23	455	456,954
Series E, 5.00%, 10/15/23	3,435	3,454,271
Series E, 5.00%, 08/15/24 (Call 08/15/23)	715	717,324
Series E, 5.00%, 09/15/24	1,700	1,735,507
Series E, 5.00%, 10/15/24	185	189,143
Series E, 5.00%, 10/15/26	1,515	1,608,793
Series F, 5.00%, 09/15/24	4,045	4,129,486
Series F, 5.00%, 11/15/25	565	589,693
Series F, 5.00%, 11/15/27 (Call 11/15/25)	8,825	9,210,223
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/24	340	347,462
5.00%, 05/01/25	210	216,933
5.00%, 01/01/26	1,750	1,831,570
5.00%, 09/01/26	45	47,741
5.00%, 10/01/26	125	132,839
5.00%, 05/01/27	55	59,135
5.00%, 07/01/27	1,775	1,915,029
5.00%, 08/01/27 (Call 08/01/25)	20	20,782
Series A, 4.00%, 05/01/24	1,475	1,483,414
Series A, 5.00%, 08/01/23	380	380,915
Series A, 5.00%, 09/01/23	1,090	1,094,215
Series A, 5.00%, 10/01/23	4,335	4,356,624
Series A, 5.00%, 01/01/24	675	681,091
Series A, 5.00%, 05/01/24	3,465	3,515,675
Series A, 5.00%, 08/01/24	1,355	1,380,672
Series A, 5.00%, 09/01/24	2,605	2,658,224
Series A, 5.00%, 10/01/24 (Call 10/01/23)	595	598,259
Series A, 5.00%, 01/01/25	895	918,804
Series A, 5.00%, 05/01/25	2,350	2,427,586
Series A, 5.00%, 08/01/25	200	207,596
Series A, 5.00%, 09/01/25	2,935	3,051,410
Series A, 5.00%, 09/01/25 (Call 09/01/24)	1,520	1,551,514
Series A, 5.00%, 10/01/25 (Call 10/01/23)	25	25,131
Series A, 5.00%, 01/01/26	260	272,119
Series A, 5.00%, 05/01/26	2,350	2,476,435
Series A, 5.00%, 08/01/26 (Call 08/01/25)	710	737,626
Series A, 5.00%, 01/01/27	2,085	2,227,111
Series A, 5.00%, 05/01/27	270	290,297
Series A, 5.00%, 09/01/27 (Call 09/01/26)	235	249,374
Series B, 5.00%, 10/01/23	525	527,619
Series B, 5.00%, 10/01/25	490	510,274
Series C, 5.00%, 10/01/24	615	628,497
Series C, 5.00%, 10/01/26	10,100	10,733,370
Series D, 5.00%, 11/01/24	500	511,745
Series D, 5.00%, 11/01/26	1,385	1,474,367
University of Connecticut RB
5.00%, 05/01/26	1,075	1,130,689
Series A, 5.00%, 02/15/25	1,035	1,064,751
		232,475,112
Delaware — 1.1%
County of New Castle DE GO
5.00%, 10/01/23	1,600	1,608,617
5.00%, 10/01/27 (PR 10/01/25)	10,235	10,651,444
5.00%, 10/01/33 (PR 10/01/25)	5,000	5,203,441

	Par
Security	(000)	Value

Delaware (continued)
5.00%, 10/01/35 (PR 10/01/25)	$3,000	$3,122,065
Delaware Transportation Authority RB
5.00%, 09/01/23	3,060	3,070,539
5.00%, 07/01/24	1,367	1,392,368
5.00%, 09/01/24	570	581,646
5.00%, 07/01/25	510	529,254
5.00%, 07/01/26	2,445	2,589,765
5.00%, 09/01/26	70	74,153
State of Delaware GO
5.00%, 02/01/24	20	20,221
5.00%, 01/01/25	2,645	2,719,469
5.00%, 03/01/25	13,395	13,816,550
5.00%, 02/01/26	5,015	5,272,013
5.00%, 03/01/26	40	42,114
5.00%, 01/01/27	5,510	5,904,924
5.00%, 02/01/27	5,720	6,140,841
5.00%, 05/01/28	17,295	19,071,357
5.00%, 07/01/28 (PR 07/01/24)	1,000	1,019,306
Series A, 5.00%, 02/01/25	4,320	4,448,729
Series A, 5.00%, 01/01/26	9,315	9,779,912
Series A, 5.00%, 01/01/27	1,625	1,741,470
Series A, 5.00%, 02/01/27	3,025	3,247,560
Series B, 5.00%, 07/01/23	1,555	1,556,940
Series D, 5.00%, 07/01/27 (Call 07/01/26)	1,200	1,270,687
		104,875,385
District of Columbia — 2.0%
District of Columbia GO
4.00%, 02/01/27	90	93,196
5.00%, 02/01/25	80	82,436
5.00%, 06/01/25	60	62,023
5.00%, 06/01/26	45	47,611
5.00%, 06/01/27	3,715	4,011,496
5.00%, 01/01/28	2,350	2,569,289
5.00%, 06/01/28	6,750	7,433,963
Series A, 5.00%, 06/01/23	2,830	2,830,000
Series A, 5.00%, 06/01/24	5	5,087
Series A, 5.00%, 06/01/24 (Call 06/01/23)	820	820,000
Series A, 5.00%, 10/15/24	45	46,105
Series A, 5.00%, 06/01/25	2,085	2,155,285
Series A, 5.00%, 06/01/25 (Call 06/01/24)	50	50,000
Series A, 5.00%, 10/15/25	9,000	9,396,463
Series A, 5.00%, 06/01/26 (Call 06/01/25)	945	978,339
Series A, 5.00%, 10/15/27	2,980	3,243,311
Series B, 5.00%, 06/01/23	8,295	8,295,000
Series B, 5.00%, 06/01/24	990	1,007,265
Series B, 5.00%, 06/01/25	205	211,910
Series B, 5.00%, 06/01/26	300	317,405
Series B, 5.00%, 06/01/26 (Call 06/01/25)	1,180	1,221,630
Series D, 4.00%, 02/01/26	4,270	4,368,182
Series D, 5.00%, 06/01/26	20	21,160
Series E, 5.00%, 02/01/24	9,400	9,506,243
Series E, 5.00%, 02/01/26	75	78,785
Series E, 5.00%, 02/01/27	7,875	8,445,882
District of Columbia RB
5.00%, 03/01/24	4,005	4,050,653
5.00%, 05/01/24	125	126,772
5.00%, 12/01/25	1,000	1,042,922
5.00%, 12/01/26	2,880	3,059,306
5.00%, 12/01/27	10,430	11,383,043
Series A, 5.00%, 12/01/23	395	398,265

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

District of Columbia (continued)
Series A, 5.00%, 03/01/24	$2,375	$2,402,073
Series A, 5.00%, 12/01/24	100	102,595
Series A, 5.00%, 03/01/25	630	649,392
Series A, 5.00%, 03/01/26	150	157,847
Series A, 5.00%, 03/01/27	2,395	2,573,162
Series B, 5.00%, 10/01/23	2,120	2,130,224
Series B, 5.00%, 10/01/24	14,480	14,809,191
Series B, 5.00%, 10/01/25	195	203,425
Series B, 5.00%, 10/01/26	17,245	18,365,896
Series C, 5.00%, 10/01/23	400	401,929
Series C, 5.00%, 10/01/24	12,095	12,369,970
Series C, 5.00%, 10/01/25	4,975	5,189,959
Series C, 5.00%, 05/01/26	910	961,043
Series C, 5.00%, 10/01/26	7,910	8,424,136
Series C, 5.00%, 10/01/27	930	1,011,322
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/27 (Call 10/01/24)	135	138,069
Series A, 5.00%, 10/01/24	50	51,130
Series A, 5.00%, 10/01/44 (PR 10/01/23)	10,055	10,107,488
Series A, 5.00%, 10/01/48 (PR 10/01/23)	13,650	13,721,254
Series B, 5.00%, 10/01/25	170	177,306
Series C, 5.00%, 10/01/25 (Call 10/01/24)	720	736,558
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/23	1,000	1,001,717
Series A, 5.00%, 07/15/25	6,850	7,104,107
Series A, 5.00%, 07/15/26	500	529,107
Series A, 5.00%, 07/15/27	5,710	6,163,078
		196,841,005
Florida — 1.6%
Central Florida Expressway Authority RB
5.00%, 07/01/26 (AGM)	5,060	5,345,833
Series B, 5.00%, 07/01/26	1,320	1,393,769
County of Miami-Dade FL Aviation Revenue RB, Series B,
5.00%, 10/01/26 (Call 10/01/25)	5,105	5,291,416
County of Miami-Dade FL GO, 5.00%, 07/01/23	575	575,647
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	730	730,869
County of Miami-Dade FL Water & Sewer System
Revenue RB
5.00%, 10/01/23	1,965	1,975,323
5.00%, 10/01/24	2,190	2,240,363
County of Orange FL Sales Tax Revenue RB, 5.00%, 01/01/24	30	30,276
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/27	125	136,143
Florida Department of Environmental Protection RB, 5.00%, 07/01/26 (Call 07/01/25)	115	118,708
Florida's Turnpike Enterprise RB, Series B, 5.00%, 07/01/23	115	115,139
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/23	735	739,105
Series A, 5.00%, 10/01/26	10,280	10,911,242
Orlando-Orange County Expressway Authority RB, 5.00%, 07/01/35 (PR 07/01/23)	785	785,960
Palm Beach County School District COP, Series A, 5.00%, 08/01/23	6,000	6,014,752
School Board of Miami-Dade County (The), 5.00%, 05/01/27 (Call 05/01/25) (AGM)	1,330	1,371,410
School Board of Miami-Dade County (The) COP
5.00%, 11/01/27 (Call 11/01/24)	3,300	3,361,473
Series B, 5.00%, 05/01/26 (Call 05/01/25)	2,240	2,289,670

	Par
Security	(000)	Value

Florida (continued)
School District of Broward County/FL COP
5.00%, 07/01/25	$915	$946,366
Series A, 5.00%, 07/01/27	700	751,875
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/25	825	856,485
Series A, 5.00%, 07/01/23	1,250	1,251,509
Series C, 5.00%, 07/01/23	4,765	4,770,750
Series C, 5.00%, 07/01/25	5,425	5,632,039
Series C, 5.00%, 07/01/26	5,630	5,968,460
State of Florida GO
5.00%, 07/01/24	630	641,354
5.00%, 06/01/25	4,740	4,914,679
5.00%, 06/01/26	150	158,835
5.00%, 06/01/27	5,000	5,408,875
5.00%, 06/01/27 (Call 06/01/26)	380	400,260
5.00%, 07/01/27	6,045	6,548,517
Series A, 5.00%, 06/01/23	5,360	5,360,000
Series A, 5.00%, 07/01/24	810	824,599
Series A, 5.00%, 06/01/26 (GTD)	3,725	3,944,412
Series A, 5.00%, 07/01/26	3,185	3,377,439
Series A, 5.00%, 06/01/27	10,505	11,364,046
Series B, 5.00%, 06/01/24	6,690	6,804,029
Series B, 5.00%, 06/01/25	10,000	10,368,520
Series B, 5.00%, 06/01/26	435	460,623
Series C, 5.00%, 06/01/23	215	215,000
Series C, 5.00%, 06/01/24	8,770	8,919,482
Series C, 5.00%, 06/01/25	2,845	2,949,844
Series C, 5.00%, 06/01/26	15,350	16,254,153
Series F, 5.00%, 06/01/26 (Call 06/01/25)	4,035	4,197,223
Series G, 5.00%, 06/01/25	1,000	1,036,852
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	700	700,851
Series A, 5.00%, 07/01/24	2,005	2,041,350
		160,495,525
Georgia — 3.2%
Cherokee County Board of Education GO, 5.00%, 08/01/25 (Call 08/01/24) (SAW)	3,245	3,306,663
City of Atlanta GA, 5.00%, 12/01/27	990	1,080,461
City of Atlanta GA Airport Passenger Facility Charge RB
5.00%, 01/01/28 (Call 01/01/24)	4,000	4,034,670
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,260	2,282,397
Series F, 5.00%, 07/01/23	740	740,863
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/25	2,200	2,277,660
City of Atlanta GA GO, 5.00%, 12/01/23	1,000	1,008,216
City of Atlanta GA GOL
5.00%, 12/01/27 (PR 12/01/24)	4,750	4,866,942
5.00%, 12/01/32 (PR 12/01/24)	5,000	5,123,097
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/23	60	60,390
5.75%, 11/01/26 (AGM)	2,305	2,510,206
Series B, 5.00%, 11/01/25	1,000	1,043,114
Columbia County School District GO, 5.00%, 10/01/26 (SAW)	60	63,861
County of Forsyth GA GO, 5.00%, 09/01/25	10,110	10,533,342
Forsyth County Water & Sewerage Authority RB, 5.00%, 04/01/41 (PR 04/01/25)	7,750	8,002,879
Georgia Ports Authority RB
5.00%, 07/01/25	2,550	2,643,663

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Georgia (continued)
5.00%, 07/01/26	$2,235	$2,364,627
5.00%, 07/01/27	2,095	2,262,786
Georgia State Road & Tollway Authority RB
5.00%, 06/01/23	3,000	3,000,000
5.00%, 06/01/24	2,200	2,237,499
5.00%, 06/01/25	4,900	5,068,060
Gwinnett County School District GO
5.00%, 02/01/25	4,050	4,170,684
5.00%, 08/01/25	255	265,227
5.00%, 02/01/26 (Call 02/01/25)	2,505	2,579,740
5.00%, 02/01/27 (Call 02/01/25)	1,000	1,030,227
5.00%, 08/01/27	305	330,994
Series B, 5.00%, 08/01/26	7,125	7,568,549
Gwinnett County Water & Sewerage Authority RB
4.00%, 08/01/23	11,335	11,345,922
4.00%, 08/01/24	13,405	13,522,575
4.00%, 08/01/25	1,010	1,028,465
5.00%, 08/01/23	550	551,416
5.00%, 08/01/27	3,165	3,428,262
Henry County School District GO, 5.00%, 08/01/26 (SAW)	125	132,587
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.00%, 07/01/23	7,500	7,496,261
Series A, 4.00%, 07/01/25	1,885	1,917,721
Series A, 5.25%, 07/01/27 (NPFGC)	1,470	1,598,822
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 01/01/26 (Call 01/01/25)	250	254,917
Private Colleges & Universities Authority RB
5.00%, 04/01/44 (PR 04/01/24)	18,555	18,810,270
Series B, 5.00%, 09/01/25	15,195	15,817,822
State of Georgia GO
4.00%, 07/01/25	45	45,827
5.00%, 07/01/23	10,105	10,116,780
5.00%, 07/01/24	12,660	12,897,638
5.00%, 07/01/25	4,750	4,934,199
5.00%, 07/01/26	5	5,305
5.00%, 07/01/27	21,185	22,958,106
Series A, 5.00%, 07/01/23	6,110	6,117,123
Series A, 5.00%, 07/01/25	4,885	5,074,434
Series A, 5.00%, 08/01/25	10,075	10,483,380
Series A, 5.00%, 07/01/26	3,160	3,352,845
Series A, 5.00%, 08/01/26	11,260	11,967,977
Series A1, 5.00%, 02/01/25	105	108,129
Series A-1, 5.00%, 02/01/24	13,050	13,195,776
Series A-1, 5.00%, 08/01/24	1,810	1,846,374
Series A-1, 5.00%, 02/01/25	235	242,003
Series A-1, 5.00%, 02/01/26	495	520,498
Series A-1, 5.00%, 02/01/27	14,895	16,001,621
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	325	328,916
Series C1, 4.00%, 07/01/25	3,120	3,177,314
Series C-1, 5.00%, 07/01/24	1,915	1,950,946
Series E, 5.00%, 12/01/23	705	710,862
Series E, 5.00%, 12/01/24	25	25,663
Series E, 5.00%, 12/01/25	16,240	17,016,688
Series E, 5.00%, 12/01/26	5,405	5,785,954
Series F, 5.00%, 01/01/24	340	343,303
Series F, 5.00%, 01/01/26	675	708,518
Series F, 5.00%, 01/01/28 (Call 01/01/27)	3,800	4,072,947
		310,350,983

	Par
Security	(000)	Value

Hawaii — 0.9%
City & County Honolulu HI Wastewater System Revenue RB
4.00%, 07/01/26	$1,070	$1,100,440
4.00%, 07/01/27 (Call 07/01/25)	5,335	5,440,891
Series A, 5.00%, 07/01/24	305	310,497
City & County of Honolulu HI GO
5.00%, 03/01/26	450	472,569
5.00%, 07/01/26	1,870	1,977,328
Series B, 5.00%, 03/01/25	5,025	5,174,489
Series C, 4.00%, 07/01/26	850	873,970
Series C, 5.00%, 10/01/23	435	437,242
County of Maui HI GO, 5.00%, 09/01/26	1,300	1,380,020
Honolulu City & County Board of Water Supply RB, 4.00%, 07/01/34 (PR 07/01/24)	2,300	2,317,731
State of Hawaii GO
4.00%, 05/01/24	75	75,475
5.00%, 01/01/24	1,250	1,261,783
5.00%, 08/01/26 (PR 08/01/24)	10,000	10,197,508
Series EH, 5.00%, 08/01/25 (PR 08/01/23)	210	210,513
Series EH, 5.00%, 08/01/29 (PR 08/01/23)	10,000	10,024,421
Series EH, 5.00%, 08/01/31 (PR 08/01/23)	5,000	5,011,795
Series EO, 5.00%, 08/01/24	155	158,061
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,550	2,600,658
Series EP, 5.00%, 08/01/24	800	815,801
Series EY, 5.00%, 10/01/23	4,080	4,101,298
Series EY, 5.00%, 10/01/24	6,120	6,259,937
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	715	744,583
Series EZ, 5.00%, 10/01/25	3,605	3,758,284
Series FE, 5.00%, 10/01/24	150	153,430
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	4,695	4,980,236
Series FH, 5.00%, 10/01/23	640	643,341
Series FH, 5.00%, 10/01/24	1,330	1,360,411
Series FH, 5.00%, 10/01/25	50	52,126
Series FK, 5.00%, 05/01/25	80	82,747
Series FN, 5.00%, 10/01/25	10	10,425
Series FT, 5.00%, 01/01/24	6,045	6,101,984
Series FT, 5.00%, 01/01/25	585	601,197
Series FT, 5.00%, 01/01/26	5,475	5,737,136
Series FT, 5.00%, 01/01/27	2,145	2,292,706
Series Fw, 5.00%, 01/01/27	1,175	1,255,911
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/25	450	462,459
		88,439,403
Illinois — 2.8%
Chicago O'Hare International Airport RB
5.00%, 01/01/26	3,510	3,659,419
Series B, 5.00%, 01/01/24	1,770	1,784,444
Series B, 5.00%, 01/01/26 (Call 01/01/25)	900	921,180
Series D, 5.00%, 01/01/24	355	357,897
Series E, 5.00%, 01/01/26	510	531,710
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	13,255	13,762,348
Illinois Finance Authority RB
4.00%, 07/01/25	3,075	3,121,548
5.00%, 01/01/24	505	509,673
5.00%, 07/01/24	965	982,289
5.00%, 01/01/25	275	282,485
5.00%, 01/01/26	2,065	2,165,965
5.00%, 07/01/27 (Call 01/01/27)	220	235,415
5.00%, 07/01/28	500	552,331

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Illinois (continued)
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	$50	$50,431
5.00%, 01/01/25	5,595	5,737,717
5.00%, 01/01/26 (Call 01/01/24)	15	15,149
5.00%, 01/01/27	3,415	3,638,192
Series A, 5.00%, 01/01/25	1,585	1,625,430
Series B, 5.00%, 01/01/25	3,050	3,127,799
Series B, 5.00%, 01/01/26	1,600	1,671,341
Series B, 5.00%, 01/01/27	155	165,130
Series B, 5.00%, 01/01/27 (Call 07/01/26)	10	10,491
Series D, 5.00%, 01/01/24	6,015	6,066,854
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/25	480	500,368
Series A, 5.00%, 12/01/44 (PR 12/01/24)	27,205	27,854,737
Sales Tax Securitization Corp. RB
Series A, 5.00%, 01/01/25	515	526,778
Series A, 5.00%, 01/01/27	2,405	2,529,628
State of Illinois GO
5.00%, 08/01/23	325	325,551
5.00%, 02/01/24	8,400	8,465,407
5.00%, 05/01/24	3,000	3,032,658
5.00%, 02/01/25	2,025	2,067,050
5.00%, 02/01/26	6,000	6,218,703
5.00%, 02/01/27	520	548,021
5.00%, 10/01/27	1,600	1,704,482
5.00%, 02/01/28 (Call 02/01/27)	14,800	15,609,610
5.00%, 05/01/28	3,000	3,224,604
5.50%, 05/01/24	2,745	2,787,089
5.50%, 05/01/25	2,850	2,945,414
Series A, 5.00%, 10/01/23	9,550	9,584,728
Series A, 5.00%, 12/01/23	1,400	1,408,104
Series A, 5.00%, 03/01/24	2,185	2,204,279
Series A, 5.00%, 11/01/24	6,045	6,149,884
Series A, 5.00%, 12/01/24	2,370	2,413,879
Series A, 5.00%, 03/01/25	1,905	1,946,770
Series A, 5.00%, 03/01/26	930	965,242
Series B, 5.00%, 03/01/24	1,750	1,765,441
Series B, 5.00%, 09/01/24	8,085	8,207,052
Series B, 5.00%, 03/01/25	5,250	5,365,114
Series B, 5.00%, 03/01/26	7,190	7,462,461
Series B, 5.00%, 03/01/27	4,245	4,480,060
Series B, 5.00%, 09/01/27	1,600	1,702,313
Series C, 4.00%, 03/01/24	5,340	5,348,199
Series D, 5.00%, 11/01/23	28,725	28,858,436
Series D, 5.00%, 11/01/24	13,105	13,332,378
Series D, 5.00%, 11/01/25	12,850	13,264,113
Series D, 5.00%, 11/01/26	12,000	12,593,911
Series D, 5.00%, 11/01/27	12,170	12,981,392
State of Illinois RB, 5.00%, 06/15/23	1,800	1,799,973
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/26	435	452,153
		271,601,220
Indiana — 0.8%
Indiana Finance Authority, 5.00%, 02/01/27	225	240,825
Indiana Finance Authority RB
5.00%, 02/01/24	1,485	1,500,708
5.00%, 02/01/25	1,060	1,090,369
5.00%, 02/01/26	75	78,647
5.00%, 02/01/27	2,285	2,445,716
5.00%, 02/01/27 (Call 02/01/25)	1,070	1,101,358

	Par
Security	(000)	Value

Indiana (continued)
5.00%, 02/01/27 (Call 02/01/26)	$150	$157,294
5.00%, 10/01/27	1,225	1,325,363
5.00%, 02/01/29 (PR 02/01/26)	3,500	3,675,701
5.00%, 02/01/30 (PR 02/01/26)	3,930	4,127,287
5.00%, 02/01/31 (PR 02/01/25)	5,000	5,146,530
5.00%, 02/01/31 (PR 02/01/26)	3,645	3,827,980
5.00%, 08/01/35 (PR 08/01/26)	9,310	9,880,879
5.00%, 08/01/37 (PR 08/01/26)	2,045	2,170,397
5.00%, 08/01/38 (PR 08/01/26)	2,395	2,541,859
Series 2, 5.00%, 10/01/23	1,000	1,004,856
Series 3, 5.00%, 10/01/25	3,680	3,826,368
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,140	1,164,271
Series A, 5.00%, 02/01/26	10,010	10,496,784
Series B, 5.00%, 02/01/24	4,170	4,214,109
Series B, 5.00%, 02/01/25	2,205	2,268,173
Series B, 5.00%, 02/01/26	1,000	1,048,630
Series C, 5.00%, 12/01/23	785	791,295
Series C, 5.00%, 12/01/24	6,865	7,043,122
Series C, 5.00%, 12/01/25	1,055	1,100,283
Series C, 5.00%, 02/01/26	130	136,322
Series C, 5.00%, 06/01/27 (Call 12/01/26)	2,015	2,151,481
Series E, 5.00%, 02/01/26	185	193,997
Series E, 5.00%, 02/01/27 (Call 08/01/26)	60	63,549
Indiana University RB, 3.00%, 08/01/24	410	408,906
Purdue University RB
5.00%, 07/01/24	90	91,699
Series EE, 5.00%, 07/01/26	225	238,731
		75,553,489
Iowa — 0.0%
Iowa Finance Authority RB
5.00%, 08/01/24	700	714,067
5.00%, 08/01/25	3,170	3,295,789
5.00%, 08/01/26	1,280	1,357,295
		5,367,151
Kansas — 0.4%
Johnson County Unified School District No. 512 Shawnee Mission GO
4.00%, 10/01/35 (PR 10/01/25)	4,000	4,078,124
5.00%, 10/01/30 (PR 10/01/25)	2,000	2,083,665
5.00%, 10/01/31 (PR 10/01/25)	6,255	6,516,663
5.00%, 10/01/32 (PR 10/01/25)	4,605	4,797,639
5.00%, 10/01/34 (PR 10/01/25)	4,000	4,167,331
Series A, 4.00%, 10/01/23	3,000	3,006,206
Kansas Development Finance Authority RB, Series SRF, 5.00%, 05/01/24	5,000	5,071,317
State of Kansas Department of Transportation RB
5.00%, 09/01/25	925	961,688
5.00%, 09/01/26 (Call 09/01/25)	1,220	1,269,467
5.00%, 09/01/27 (Call 09/01/25)	6,095	6,339,437
Series A, 5.00%, 09/01/23	2,360	2,368,716
Series A, 5.00%, 09/01/24	180	183,678
Series A, 5.00%, 09/01/25 (Call 09/01/24)	365	372,997
		41,216,928
Kentucky — 0.2%
Kentucky Asset Liability Commission RB
5.00%, 09/01/23	275	275,947
5.25%, 09/01/24 (Call 09/01/23)	1,010	1,014,444
Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,240	2,278,064
Kentucky State Property & Building Commission RB,
Series B, 5.00%, 11/01/26 (SAP)	5,190	5,479,956

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Kentucky (continued)
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/26	$2,000	$2,100,949
Louisville and Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/25	5,000	5,168,029
Louisville/Jefferson County Metropolitan Government GO, Series A, 5.00%, 04/01/27	4,850	5,201,868
		21,519,257
Louisiana — 0.6%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,345	3,443,029
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 10/01/33
(PR 10/01/24)	5,735	5,851,088
State of Louisiana Gasoline & Fuels Tax Revenue RB
4.00%, 05/01/41 (PR 05/01/25)	5,070	5,141,195
Series B, 5.00%, 05/01/25	775	801,755
State of Louisiana GO
5.00%, 08/01/23	310	310,798
5.00%, 10/01/23	7,640	7,680,642
5.00%, 03/01/24	50	50,625
5.00%, 03/01/27	65	69,763
Series A, 5.00%, 04/01/24	2,880	2,920,333
Series A, 5.00%, 03/01/25	1,700	1,753,500
Series A, 5.00%, 04/01/25	175	180,805
Series A, 5.00%, 03/01/26	1,935	2,029,439
Series A, 5.00%, 09/01/26	60	63,560
Series B, 5.00%, 08/01/25	4,235	4,387,744
Series B, 5.00%, 08/01/26	1,890	2,000,611
Series C, 5.00%, 08/01/23	255	255,657
Series C, 5.00%, 08/01/24	100	102,010
Series C, 5.00%, 08/01/25 (Call 08/01/24)	1,235	1,258,824
Series D-1, 5.00%, 12/01/23	1,400	1,411,502
State of Louisiana RB
5.00%, 09/01/23	5,970	5,993,536
5.00%, 09/01/24	995	1,016,555
5.00%, 09/01/25	750	780,078
5.00%, 06/15/26 (PR 06/15/24)	1,000	1,017,379
5.00%, 09/01/26	1,035	1,097,719
Series A, 5.00%, 06/15/23	2,750	2,751,533
Series A, 5.00%, 06/15/30 (PR 06/15/23)	2,860	2,861,457
		55,231,137
Maine — 0.4%
Maine Turnpike Authority RB, 5.00%, 07/01/26	1,000	1,058,603
State of Maine GO
3.00%, 06/01/24	1,600	1,593,281
5.00%, 06/01/24	9,765	9,927,591
5.00%, 06/01/25	100	103,587
5.00%, 06/01/26	70	74,020
5.00%, 06/01/27	11,720	12,655,378
Series B, 5.00%, 06/01/25	2,465	2,553,417
Series D, 5.00%, 06/01/23	3,000	3,000,000
Series D, 5.00%, 06/01/25	10,000	10,358,688
		41,324,565
Maryland — 5.2%
City of Baltimore MD GO, 5.00%, 10/15/23	1,385	1,393,691
City of Baltimore MD RB
5.00%, 07/01/29 (PR 01/01/24)	1,330	1,342,538
5.00%, 07/01/30 (PR 01/01/24)	2,895	2,922,290
5.00%, 07/01/31 (PR 01/01/24)	3,865	3,901,434
5.00%, 07/01/38 (PR 01/01/24)	2,190	2,210,644
5.00%, 07/01/42 (PR 01/01/24)	1,525	1,539,376

	Par
Security	(000)	Value

Maryland (continued)
5.00%, 07/01/43 (PR 01/01/24)	$6,280	$6,339,200
County of Anne Arundel MD, 5.00%, 04/01/27	1,760	1,892,975
County of Anne Arundel MD GOL
5.00%, 10/01/24	4,620	4,721,391
5.00%, 10/01/25	5,755	6,006,303
5.00%, 04/01/26	8,300	8,749,762
5.00%, 10/01/26	6,270	6,679,592
5.00%, 10/01/27	5,740	6,239,479
County of Baltimore MD GO
5.00%, 03/01/24	50	50,626
5.00%, 03/01/25	7,500	7,734,738
5.00%, 03/01/26	60	63,139
5.00%, 03/01/27	2,025	2,174,147
County of Frederick MD GO
5.00%, 10/01/24	1,110	1,136,695
Series A, 5.00%, 10/01/25	5,395	5,630,582
Series A, 5.00%, 10/01/26	3,050	3,249,243
County of Harford MD GO, Series B, 5.00%, 07/01/23	445	445,555
County of Howard MD, 5.00%, 02/15/27	1,200	1,287,205
County of Howard MD GO
Series A, 5.00%, 02/15/25	1,190	1,226,403
Series A, 5.00%, 08/15/26	500	531,245
Series D, 5.00%, 02/15/26	265	278,606
County of Montgomery MD, 5.00%, 11/01/26 (PR 11/01/23)	13,350	13,438,337
County of Montgomery MD GO
4.00%, 11/01/26	10	10,340
4.00%, 11/01/27	90	94,260
4.00%, 11/01/32 (PR 11/01/24)	4,575	4,624,210
5.00%, 11/01/25	13,095	13,690,652
5.00%, 11/01/27	650	707,828
Series A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	8,935,086
Series A, 5.00%, 11/01/23	3,000	3,020,222
Series A, 5.00%, 11/01/24	4,850	4,970,689
Series A, 5.00%, 08/01/25	2,335	2,428,651
Series A, 5.00%, 11/01/25 (PR 11/01/24)	235	240,749
Series A, 5.00%, 11/01/26	2,095	2,235,795
Series B, 4.00%, 11/01/24	8,000	8,089,369
Series B, 5.00%, 11/01/23	3,620	3,644,402
Series B, 5.00%, 11/01/24	2,805	2,874,801
Series B, 5.00%, 11/01/25 (Call 11/01/24)	825	843,846
Series C, 5.00%, 10/01/24	10,000	10,232,599
Series C, 5.00%, 10/01/25	1,515	1,581,155
Series C, 5.00%, 10/01/26	13,390	14,264,711
County of Prince George's MD GO
5.00%, 09/15/25	435	453,582
Series A, 5.00%, 09/15/24	1,025	1,047,971
County of Prince George's MD GOL
4.00%, 09/01/25 (Call 09/01/24)	65	65,386
5.00%, 07/01/23	3,250	3,253,976
5.00%, 07/15/24	2,000	2,038,548
5.00%, 07/15/25	3,455	3,590,371
5.00%, 07/15/27	8,500	9,198,485
Series A, 5.00%, 07/01/25	17,250	17,911,860
Series A, 5.00%, 07/15/26	2,475	2,625,143
Series B, 5.00%, 07/15/25	175	181,857
Maryland Stadium Authority RB, 5.00%, 05/01/46
(PR 05/01/26) (ST INTERCEPT)	10,000	10,543,739
State of Maryland Department of Transportation RB
4.00%, 09/01/23	2,000	2,003,022
4.00%, 09/01/25	3,370	3,434,813

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Maryland (continued)
4.00%, 11/01/25 (Call 11/01/24)	$1,010	$1,017,154
4.00%, 09/01/26	2,610	2,692,122
4.00%, 12/15/27 (Call 12/15/23)	250	251,015
5.00%, 09/01/23	25	25,099
5.00%, 10/01/23	4,085	4,106,731
5.00%, 12/15/23	195	196,728
5.00%, 09/01/24	470	479,776
5.00%, 10/01/24	6,740	6,886,149
5.00%, 09/01/25	4,755	4,943,597
5.00%, 10/01/25	6,470	6,737,695
5.00%, 12/01/25	2,690	2,810,728
5.00%, 10/01/26	375	398,516
5.00%, 10/01/27 (Call 10/01/26)	10,485	11,179,215
Series A, 5.00%, 10/01/26	9,420	10,010,727
Series B, 5.00%, 12/01/24	5,235	5,358,487
State of Maryland GO
3.00%, 08/01/27	1,300	1,292,635
4.00%, 06/01/27 (Call 06/01/24)	45	45,226
5.00%, 08/01/27	640	693,234
5.00%, 03/15/28	10,795	11,849,817
First Series, 4.00%, 06/01/25 (Call 06/01/24)	1,180	1,186,386
First Series, 5.00%, 06/01/23	8,215	8,215,000
First Series, 5.00%, 06/01/24	6,100	6,206,379
First Series, 5.00%, 03/15/26	2,000	2,106,380
First Series, 5.00%, 06/01/26 (Call 06/01/24)	475	482,657
First Series, 5.00%, 03/15/27	245	263,263
Second Series, 5.00%, 08/01/27	1,245	1,348,558
Second Series A, 5.00%, 08/01/26	10,075	10,695,923
Second Series B, 5.00%, 08/01/25	3,210	3,338,745
Series A, 5.00%, 08/01/23	10,050	10,077,382
Series A, 5.00%, 03/15/24	1,865	1,890,938
Series A, 5.00%, 03/15/25	11,080	11,437,492
Series A, 5.00%, 08/01/25	465	483,650
Series A, 5.00%, 08/01/26	1,305	1,385,428
Series A, 5.00%, 03/01/27	1,000	1,073,653
Series A, 5.00%, 03/15/27	155	166,554
Series A, 5.00%, 08/01/27	10,455	11,324,638
Series B, 4.00%, 08/01/23	5,350	5,355,951
Series B, 4.00%, 08/01/25	160	162,757
Series B, 5.00%, 08/01/25	1,105	1,149,319
Series B, 5.00%, 08/01/26	11,835	12,564,392
Series C, 3.00%, 08/01/26	19,185	19,017,542
Series C, 5.00%, 08/01/23	13,130	13,165,774
Series C, 5.00%, 08/01/24	10,015	10,216,262
Washington Suburban Sanitary Commission RB
4.00%, 06/01/37 (PR 06/01/24) (GTD)	5,360	5,397,608
4.00%, 06/01/41 (PR 06/01/24) (GTD)	1,000	1,007,016
4.00%, 06/01/42 (PR 06/01/24) (GTD)	2,000	2,014,033
4.00%, 06/01/43 (PR 06/01/24) (GTD)	8,020	8,076,272
4.00%, 06/01/44 (PR 06/01/24) (GTD)	11,100	11,177,883
5.00%, 06/01/23 (GTD)	1,055	1,055,000
5.00%, 06/01/24	100	101,675
5.00%, 06/01/24 (GTD)	175	177,983
5.00%, 06/15/24 (GTD)	175	178,107
5.00%, 12/01/24 (GTD)	5,255	5,394,452
5.00%, 06/01/25 (GTD)	6,455	6,689,071
5.00%, 06/15/25 (GTD)	2,500	2,592,650
5.00%, 12/01/25 (GTD)	2,055	2,152,271
5.00%, 06/01/26	6,475	6,850,667
5.00%, 06/01/26 (GTD)	9,535	10,088,202

	Par
Security	(000)	Value

Maryland (continued)
5.00%, 06/01/27 (GTD)	$10,045	$10,842,754
5.00%, 12/01/27 (GTD)	120	130,912
		508,239,544
Massachusetts — 4.6%
Boston Water & Sewer Commission RB
3.50%, 11/01/30 (PR 11/01/24)	4,750	4,771,802
3.50%, 11/01/31 (PR 11/01/24)	4,000	4,018,360
3.50%, 11/01/32 (PR 11/01/24)	5,000	5,022,950
3.75%, 11/01/33 (PR 11/01/24)	5,000	5,040,095
3.75%, 11/01/34 (PR 11/01/24)	5,000	5,040,095
3.75%, 11/01/35 (PR 11/01/24)	5,000	5,040,095
City of Boston MA GO
5.00%, 11/01/23	5,000	5,034,736
5.00%, 04/01/24	85	86,226
5.00%, 03/01/25	25	25,808
5.00%, 04/01/26	10	10,547
5.00%, 11/01/27	1,000	1,091,135
Series A, 5.00%, 11/01/24	5,000	5,127,914
Series A, 5.00%, 11/01/25	14,320	14,971,374
Series A, 5.00%, 04/01/26 (Call 04/01/25)	4,000	4,143,638
Series A, 5.00%, 11/01/26	13,645	14,571,178
Series D, 5.00%, 03/01/26	200	210,570
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,050	3,051,554
Commonwealth of Massachusetts GOL
3.00%, 12/01/23	2,000	1,996,867
4.00%, 07/01/26	190	195,358
5.00%, 09/01/24	35	35,788
5.00%, 09/01/26 (Call 09/01/25)	4,450	4,640,325
5.00%, 07/01/27	8,115	8,774,665
5.00%, 09/01/27	10	10,851
Series A, 5.00%, 07/01/23	2,355	2,357,939
Series A, 5.00%, 01/01/24	7,715	7,789,060
Series A, 5.00%, 07/01/24	215	218,990
Series A, 5.00%, 03/01/25	9,055	9,339,967
Series A, 5.00%, 07/01/25	8,125	8,428,425
Series A, 5.00%, 01/01/26	1,040	1,089,794
Series A, 5.00%, 03/01/26	3,060	3,217,594
Series A, 5.00%, 07/01/26	6,600	6,988,780
Series A, VRDN,5.00%, 06/01/44(a)	905	905,000
Series B, 5.00%, 07/01/23	3,990	3,994,979
Series B, 5.00%, 08/01/23	535	536,378
Series B, 5.00%, 11/01/23	2,700	2,718,200
Series B, 5.00%, 07/01/24	6,800	6,926,188
Series B, 5.00%, 11/01/24	10,775	11,043,129
Series B, 5.00%, 07/01/25	3,215	3,335,063
Series B, 5.00%, 11/01/25	2,055	2,146,036
Series B, 5.00%, 07/01/26	2,925	3,097,300
Series B, 5.00%, 07/01/27	3,800	4,108,900
Series B, 5.25%, 08/01/23	700	702,085
Series B, 5.25%, 09/01/23 (AGM)	400	401,890
Series B, 5.25%, 09/01/24 (AGM)	9,520	9,763,326
Series B, 5.25%, 09/01/25 (AGM)	1,110	1,161,228
Series C, 5.00%, 07/01/23	1,535	1,536,916
Series C, 5.00%, 08/01/24	920	939,336
Series C, 5.00%, 10/01/24	220	225,117
Series C, 5.00%, 08/01/25	1,980	2,057,304
Series C, 5.00%, 10/01/25	6,990	7,287,214
Series C, 5.00%, 05/01/26	3,800	4,009,882

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Massachusetts (continued)
Series C, 5.00%, 05/01/27	$110	$118,522
Series C, 5.00%, 10/01/27	125	135,877
Series C, 5.50%, 12/01/23 (AMBAC)	290	293,192
Series D, 5.00%, 07/01/23	385	385,480
Series D, 5.00%, 04/01/25	2,015	2,081,840
Series D, 5.00%, 07/01/27	2,390	2,584,282
Series E, 3.00%, 12/01/25	385	382,445
Series E, 3.00%, 12/01/26	500	497,248
Series E, 5.00%, 11/01/23	4,660	4,691,412
Series E, 5.00%, 11/01/24	1,060	1,086,377
Series E, 5.00%, 11/01/25	1,850	1,931,954
Series E, 5.00%, 11/01/25 (AMBAC)	440	459,492
Series E, 5.00%, 11/01/26	2,240	2,388,286
Series G, 5.00%, 09/01/25	50	52,038
Series H, 5.00%, 12/01/23	10,030	10,112,404
Series H, 5.00%, 12/01/24	2,295	2,355,902
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A, 5.00%, 06/01/23	1,760	1,760,000
Series A, 5.00%, 06/01/25	4,225	4,379,038
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	7,950	8,099,228
Series A, 5.00%, 07/01/25	8,065	8,374,444
Series A, 5.00%, 07/01/26	6,070	6,434,912
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/27 (PR 07/01/25)	1,285	1,333,514
5.25%, 07/01/23	2,420	2,423,539
Series A, 5.00%, 07/01/23	4,610	4,615,828
Series A-1, 5.00%, 07/01/24	1,375	1,400,810
Massachusetts Clean Water Trust (The) RB
5.00%, 02/01/24	190	192,097
5.00%, 08/01/24	645	657,962
5.00%, 08/01/25	14,810	15,410,096
5.00%, 02/01/27	8,165	8,765,729
5.00%, 02/01/28	3,095	3,395,543
Series 2017, 5.00%, 08/01/24	245	249,924
Massachusetts Development Finance Agency RB 5.00%, 07/15/24	20	20,401
Series A, 5.00%, 10/15/25	11,435	11,952,069
Series A, 5.00%, 10/15/26	12,945	13,827,787
Series U, 5.00%, 07/01/25	1,405	1,458,332
Massachusetts School Building Authority RB
5.00%, 11/15/24	2,005	2,055,008
Series A, 5.00%, 11/15/41 (PR 11/15/25)	4,750	4,966,032
Series A, 5.00%, 11/15/45 (PR 11/15/25)	12,960	13,549,426
Series A, 5.00%, 02/15/49 (PR 02/15/26)	15,360	16,141,832
Series C, 5.00%, 08/15/24	740	754,972
Series C, 5.00%, 08/15/25	265	275,560
Series D, 4.75%, 08/15/32 (PR 08/15/25)	2,285	2,359,744
Massachusetts State College Building Authority RB
Series A, 5.00%, 05/01/38 (PR 05/01/25) (HERBIP)	5,000	5,185,832
Series A, 5.00%, 05/01/41 (PR 05/01/25)
(ST HGR ED INTERCEPT PROG)	2,960	3,070,012
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP)	3,935	3,995,039
Series D, 5.00%, 05/01/41 (PR 05/01/25)
(ST INTERCEPT)	4,515	4,682,806
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.00%, 01/01/27	9,895	10,541,702

	Par
Security	(000)	Value

Massachusetts (continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/24	$10	$10,093
5.00%, 01/01/27	4,975	5,322,825
Massachusetts Water Resources Authority
5.00%, 08/01/24	55	56,181
5.00%, 08/01/24 (ETM)	115	117,139
5.00%, 08/01/26	255	270,716
5.00%, 08/01/26 (ETM)	745	789,525
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (ETM)	105	107,013
5.00%, 08/01/25	1,160	1,205,289
5.00%, 08/01/31 (PR 08/01/24)	2,195	2,238,353
5.00%, 08/01/37 (PR 08/01/26)	1,250	1,326,649
Series B, 5.00%, 08/01/23	1,625	1,629,509
Series B, 5.00%, 08/01/40 (PR 08/01/26)	5,080	5,407,327
Series B, 5.25%, 08/01/25 (AGM)	825	861,492
Series C, 5.00%, 08/01/23	235	235,652
Series C, 5.00%, 08/01/23 (ETM)	25	25,059
Series C, 5.00%, 08/01/24	1,440	1,470,929
Series C, 5.00%, 08/01/34 (PR 08/01/26)	10,000	10,644,345
Series C, VRDN,5.00%, 08/01/40 (PR 08/01/26)	16,055	17,089,496
Series F, 4.00%, 08/01/41 (PR 08/01/24)	6,950	7,004,614
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,000	2,047,537
Series 2021-1, 5.00%, 11/01/23	4,195	4,222,412
Series 2021-1, 5.00%, 11/01/24	175	179,233
		453,385,308
Michigan — 0.8%
Chippewa Valley Schools GO, Series A, 5.00%, 05/01/25
(Q-SBLF)	395	407,670
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/26	640	676,732
Michigan Finance Authority RB
5.00%, 07/01/26 (Call 07/01/24) (AGM)	7,410	7,519,077
5.00%, 07/01/27 (Call 07/01/24) (NPFGC)	2,000	2,029,015
5.00%, 10/01/27 (Call 10/01/26)	10,135	10,803,716
Series B, 5.00%, 10/01/23	3,500	3,517,807
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,631,306
Series C-3, 5.00%, 07/01/25 (Call 07/01/24) (AGM)	335	339,575
Michigan State Building Authority RB
5.00%, 10/15/27	700	760,051
Series I, 5.00%, 04/15/24	560	567,759
Series I, 5.00%, 04/15/25	1,000	1,032,325
Series I, 5.00%, 04/15/26	1,220	1,284,453
Michigan State University RB
5.00%, 08/15/26	2,455	2,605,322
5.00%, 02/15/28	2,400	2,618,739
5.00%, 08/15/28	3,750	4,133,730
State of Michigan RB
5.00%, 03/15/24	3,840	3,883,833
5.00%, 03/15/25	1,555	1,598,070
5.00%, 03/15/26	8,440	8,886,610
5.00%, 03/15/27	7,270	7,817,337
State of Michigan Trunk Line Revenue RB
Series A, 5.00%, 11/15/23	800	805,689
Series A, 5.00%, 11/15/24	1,000	1,025,372
University of Michigan RB
Series A, 5.00%, 04/01/24	940	953,164
Series A, 5.00%, 04/01/25	3,500	3,616,099

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Michigan (continued)
Series A, 5.00%, 04/01/26	$5,285	$5,569,913
Series A, 5.00%, 04/01/42 (PR 04/01/27)	5,110	5,499,926
Series B, VRDN,3.48%, 04/01/28 (Put 06/07/23)(a)	3,300	3,300,000
Series C, VRDN,4.00%, 04/01/49 (Call 01/01/24)(a)	1,000	1,000,759
		83,884,049
Minnesota — 2.6%
City of Minneapolis MN GO
3.00%, 12/01/23	570	568,444
3.00%, 12/01/24	45	44,787
3.00%, 12/01/27 (Call 12/01/24)	25	24,873
4.00%, 12/01/24	1,665	1,683,808
4.00%, 12/01/26	2,235	2,314,887
County of Hennepin MN GO
5.00%, 12/01/25	6,390	6,695,606
5.00%, 12/15/27	70	76,647
Series B, 5.00%, 12/15/26	1,660	1,778,476
Series C, 5.00%, 12/15/26	5,365	5,747,905
Metropolitan Council GO
5.00%, 03/01/25	1,815	1,870,556
5.00%, 12/01/26	2,675	2,861,698
Series B, 5.00%, 12/01/23	4,770	4,809,189
Series B, 5.00%, 12/01/24	24,940	25,601,833
Series B, 5.00%, 12/01/25	5,180	5,425,190
Series C, 5.00%, 03/01/26	200	210,570
Minneapolis-St Paul Metropolitan Airports Commission RB,
Series B, 5.00%, 01/01/24	3,060	3,087,612
Minnesota Public Facilities Authority RB
5.00%, 03/01/24	7,500	7,594,939
5.00%, 03/01/26	1,900	2,001,962
State of Minnesota GO
3.00%, 08/01/24	55	54,816
4.00%, 08/01/27 (Call 08/01/26)	3,835	3,965,580
5.00%, 08/01/23	5,100	5,113,132
5.00%, 08/01/24	10,210	10,415,181
5.00%, 09/01/24	8,585	8,770,983
5.00%, 08/01/26	1,095	1,162,485
5.00%, 08/01/27	7,745	8,398,727
5.00%, 09/01/27	75	81,476
5.00%, 10/01/27	2,105	2,290,858
Series A, 5.00%, 08/01/23	1,650	1,654,249
Series A, 5.00%, 08/01/24	3,010	3,070,489
Series A, 5.00%, 08/01/25	4,070	4,231,503
Series A, 5.00%, 09/01/25	10,000	10,414,309
Series A, 5.00%, 10/01/25	330	344,259
Series A, 5.00%, 08/01/26	3,170	3,365,367
Series A, 5.00%, 09/01/26	14,160	15,058,696
Series A, 5.00%, 08/01/27	25	27,110
Series B, 5.00%, 08/01/23	395	396,017
Series B, 5.00%, 09/01/24	5,000	5,108,318
Series B, 5.00%, 08/01/25	115	119,661
Series D, 5.00%, 08/01/23	6,425	6,441,544
Series D, 5.00%, 08/01/24	9,330	9,517,497
Series D, 5.00%, 10/01/24	1,630	1,667,914
Series D, 5.00%, 08/01/25	4,370	4,547,133
Series D, 5.00%, 08/01/26	4,715	5,005,586
Series D, 5.00%, 10/01/26	235	250,352
Series D, 5.00%, 08/01/27 (Call 08/01/26)	25	26,502
Series E, 3.00%, 08/01/24	5,040	5,023,149
Series F, 5.00%, 10/01/23	8,625	8,670,882

	Par
Security	(000)	Value

Minnesota (continued)
State of Minnesota RB
5.00%, 03/01/25	$25,000	$25,743,725
5.00%, 03/01/26	20,000	21,067,870
University of Minnesota RB
5.00%, 08/01/25	55	57,089
5.00%, 10/01/27	20	21,732
Series B, 5.00%, 12/01/25	6,365	6,645,986
Western Minnesota Municipal Power Agency RB, Series A,
5.00%, 01/01/46 (PR 01/01/24)	5,710	5,763,826
		256,892,985
Mississippi — 0.3%
State of Mississippi GO
5.00%, 11/01/32 (PR 11/01/26)	3,100	3,302,102
5.00%, 10/01/33 (PR 10/01/27)	4,000	4,351,473
Series A, 5.00%, 10/01/26	120	127,329
Series A, 5.00%, 10/01/27	230	249,038
Series A, 5.00%, 10/01/32 (PR 10/01/27)	6,600	7,179,931
Series A, 5.00%, 10/01/34 (PR 10/01/27)	3,000	3,263,605
Series B, 5.00%, 09/01/23	1,275	1,279,868
Series B, 5.00%, 12/01/35 (PR 12/01/26)	1,015	1,084,794
Series B, 5.00%, 11/01/36 (PR 11/01/26)	2,020	2,151,692
Series C, 5.00%, 10/01/24	640	653,962
Series C, 5.00%, 10/01/26 (Call 10/01/25)	205	213,891
Series F, 5.00%, 11/01/32 (PR 11/01/25)	7,525	7,861,927
		31,719,612
Missouri — 1.5%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/25	10,000	10,339,483
Metropolitan St Louis Sewer District RB
5.00%, 05/01/29 (PR 05/01/25)	1,300	1,344,634
Series A, 5.00%, 05/01/25	525	542,333
Series A, 5.00%, 05/01/26	3,770	3,972,834
Missouri Highway & Transportation Commission RB
5.00%, 11/01/23	12,000	12,080,890
5.00%, 05/01/25	16,465	17,008,596
5.00%, 11/01/25	4,775	4,980,869
5.00%, 05/01/26	15,000	15,871,495
5.00%, 11/01/26	5,145	5,490,771
5.00%, 05/01/27	15,000	16,219,896
Series A, 5.00%, 05/01/24	9,920	10,074,049
Series A, 5.00%, 05/01/26	12,865	13,612,453
Series A, 5.00%, 05/01/26 (Call 05/01/24)	1,575	1,598,461
Missouri State Board of Public Buildings GO, 5.00%, 10/01/27	4,120	4,461,033
Missouri State Board of Public Buildings RB, Series B, 5.00%, 10/01/24	15,000	15,348,899
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 01/01/24	540	545,184
Park Hill School District of Platte County GO, 3.38%, 03/01/37 (PR 03/01/26) (ST AID DIR DEP)	11,400	11,499,488
		144,991,368
Nebraska — 0.3%
Douglas County School District No. 17/NE GO
4.00%, 06/15/32 (PR 06/15/25)	1,965	1,998,713
4.00%, 06/15/33 (PR 06/15/25)	2,010	2,044,485
4.00%, 06/15/34 (PR 06/15/25)	2,050	2,085,172
4.00%, 06/15/35 (PR 06/15/25)	7,000	7,120,098
Nebraska Public Power District RB
5.00%, 01/01/27	785	834,386
Series C, 5.00%, 01/01/24	6,695	6,755,798

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Nebraska (continued)
Omaha Public Power District RB
5.00%, 02/01/27 (Call 02/01/26)	$1,200	$1,259,612
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,405	3,472,251
		25,570,515
Nevada — 1.6%
Clark County School District GOL
5.00%, 06/15/25	6,875	7,091,330
5.00%, 06/15/27	5,245	5,614,510
Series A, 5.00%, 06/15/23	735	735,328
Series A, 5.00%, 06/15/23	3,335	3,336,490
Series A, 5.00%, 06/15/24	770	781,308
Series B, 5.00%, 06/15/23	1,590	1,590,710
Series B, 5.00%, 06/15/26	7,835	8,231,022
Series D, 5.00%, 06/15/23	9,595	9,599,286
Series D, 5.00%, 06/15/24	200	202,937
County of Clark Department of Aviation RB
5.00%, 07/01/23	1,775	1,776,851
5.00%, 07/01/24	1,615	1,640,663
5.00%, 07/01/26	2,060	2,175,124
Series A, 5.00%, 07/01/23	4,505	4,509,697
County of Clark NV GOL
5.00%, 06/01/23	5,810	5,810,000
5.00%, 11/01/37 (PR 11/01/23)	5,000	5,031,022
5.00%, 11/01/38 (PR 11/01/23)	3,520	3,541,840
Series A, 5.00%, 06/01/24	150	152,557
Series A, 5.00%, 11/01/24	1,030	1,055,631
Series B, 5.00%, 11/01/27 (Call 11/01/26)	15,030	15,979,707
County of Clark NV Passenger Facility Charge Revenue
RB, 5.00%, 07/01/23	1,645	1,646,715
County of Clark NV RB
5.00%, 07/01/23	1,470	1,471,593
5.00%, 07/01/26	1,465	1,546,872
County of Washoe NV GOL
5.00%, 07/01/26	5,045	5,331,508
5.00%, 07/01/27	1,535	1,653,644
Las Vegas Valley Water District GOL
5.00%, 06/01/24	3,750	3,812,439
5.00%, 06/01/25	2,050	2,123,128
Series A, 5.00%, 06/01/25	13,270	13,743,371
Series A, 5.00%, 06/01/26	9,825	10,380,564
Series B, 5.00%, 06/01/24	3,000	3,049,951
Series C, 5.00%, 06/01/23	7,895	7,895,000
Series C, 5.00%, 06/01/25	8,705	9,015,527
State of Nevada GOL
5.00%, 11/01/23	3,000	3,018,366
5.00%, 08/01/25	5,030	5,215,687
5.00%, 05/01/26	120	126,628
Series B, 5.00%, 11/01/25 (Call 05/01/25)	50	51,651
Series B, 5.00%, 11/01/26 (Call 05/01/25)	330	340,895
Series D, 5.00%, 04/01/24	2,015	2,039,905
Series D, 5.00%, 04/01/25	135	138,943
Series D, 5.00%, 04/01/27 (Call 04/01/25)	155	159,890
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	2,720	2,795,397
5.00%, 12/01/25	270	282,449
		154,696,136
New Hampshire — 0.2%
State of New Hampshire GO
5.00%, 02/15/27	2,475	2,656,661
Series C, 5.00%, 12/01/25	2,810	2,943,008

	Par
Security	(000)	Value

New Hampshire (continued)
Series D, 5.00%, 12/01/24	$10,000	$10,272,759
		15,872,428
New Jersey — 4.1%
County of Monmouth NJ GO
5.00%, 01/15/25	7,275	7,485,406
5.00%, 01/15/26	7,125	7,477,634
5.00%, 01/15/28	4,620	5,059,546
Series B, 5.00%, 01/15/26	4,000	4,197,970
Monmouth County Improvement Authority (The) RB,
Series B, 5.00%, 12/01/24 (GTD)	1,500	1,540,027
New Jersey Economic Development Authority
5.00%, 11/01/27	1,235	1,318,425
5.25%, 06/15/27 (Call 06/15/25)	1,065	1,095,639
5.25%, 06/15/27 (PR 06/15/25)	1,235	1,286,411
5.50%, 06/15/32 (PR 12/15/26)	5,000	5,430,801
New Jersey Economic Development Authority RB
5.00%, 06/15/23	650	650,254
5.00%, 06/15/26	3,555	3,712,694
5.00%, 03/01/28	6,000	6,420,755
5.00%, 06/15/31 (PR 06/15/27)	1,500	1,626,158
5.00%, 06/15/32 (PR 06/15/27)	1,000	1,084,106
Series B, 5.00%, 11/01/23 (SAP)	14,490	14,557,831
Series B, 5.00%, 11/01/25	5,700	5,902,719
Series B, 5.00%, 11/01/26 (SAP)	2,750	2,890,009
Series BBB, 5.50%, 06/15/30 (PR 12/15/26)	13,155	14,288,437
Series D, 5.00%, 06/15/25	1,000	1,029,081
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,850	5,968,935
Series N-1, 5.50%, 09/01/25 (AGM)	3,475	3,633,280
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,525	1,588,483
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	715	720,845
Series XX, 5.00%, 06/15/23 (SAP)	1,740	1,740,681
Series XX, 5.00%, 06/15/25	9,250	9,518,996
New Jersey Educational Facilities Authority RB
5.00%, 07/01/25	1,640	1,704,270
5.00%, 07/01/26	2,005	2,128,575
5.00%, 03/01/27	18,885	20,387,474
Series A, 5.00%, 07/01/25	4,565	4,743,898
Series B, 5.00%, 07/01/23	235	235,280
Series B, 5.00%, 07/01/25	2,290	2,379,743
Series B, 5.00%, 07/01/26	355	376,880
Series C, 5.00%, 03/01/24	450	455,730
Series C, 5.00%, 03/01/26	6,770	7,144,312
New Jersey Transportation Trust Fund Authority RB
0.00%, 12/15/27 (BHAC-CR MBIA)(b)	15,375	13,242,899
5.00%, 06/15/24	5,000	5,069,858
5.00%, 12/15/24	12,235	12,458,333
5.00%, 12/15/25	6,130	6,361,500
5.00%, 06/15/28	4,920	5,295,782
Series A, 0.00%, 12/15/23(b)	2,525	2,473,173
Series A, 0.00%, 12/15/26(b)	765	673,783
Series A, 5.00%, 06/15/23	8,350	8,354,100
Series A, 5.00%, 12/15/23	1,155	1,162,170
Series A, 5.00%, 06/15/24	13,080	13,278,758
Series A, 5.00%, 06/15/25	4,120	4,239,812
Series A, 5.00%, 06/15/26	1,055	1,101,798
Series A, 5.00%, 12/15/26	2,085	2,195,737
Series A, 5.00%, 12/15/27	3,500	3,744,433
Series A, 5.50%, 12/15/23	9,185	9,266,150
Series A, 5.75%, 06/15/23 (NPFGC)	2,000	2,001,314
Series A-1, 5.00%, 06/15/24	4,645	4,715,584

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New Jersey (continued)
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	$1,320	$1,378,168
Series AA, 5.00%, 06/15/23	2,235	2,235,875
Series AA, 5.00%, 06/15/24	15,000	15,174,481
Series AA, 5.00%, 06/15/26 (Call 06/15/23)	480	480,354
Series B, 5.00%, 06/15/27	2,580	2,736,620
Series B, 5.25%, 12/15/23 (AMBAC)	7,015	7,067,764
Series C, 0.00%, 12/15/24 (AMBAC)(b)	1,175	1,109,739
Series C, 0.00%, 12/15/25 (AMBAC)(b)	17,240	15,728,164
Series C, 0.00%, 12/15/26 (AMBAC)(b)	975	860,236
Series D, 5.00%, 12/15/23	2,345	2,359,558
Series D, 5.00%, 12/15/24	475	483,670
Series D, 5.25%, 12/15/23	6,070	6,115,656
New Jersey Turnpike Authority RB
5.00%, 01/01/27	2,950	3,147,965
Series C, 5.00%, 01/01/25	3,160	3,246,013
Series C-2, 5.50%, 01/01/25 (AMBAC)	3,540	3,664,521
State of New Jersey GO
2.00%, 06/01/24	4,810	4,704,546
4.00%, 06/01/27 (Call 06/01/23)	3,000	3,001,759
5.00%, 06/01/26 (Call 06/01/25)	420	434,574
5.00%, 06/01/32 (PR 06/01/25)	2,355	2,437,621
Series A, 5.00%, 06/01/24	8,140	8,261,114
Series A, 5.00%, 06/01/25	24,975	25,782,669
Series A, 5.00%, 06/01/26	33,670	35,406,005
Series A, 5.00%, 06/01/27	11,940	12,790,323
Series T, 5.00%, 06/01/23	25	25,000
		404,048,864
New Mexico — 0.9%
New Mexico Finance Authority RB
5.00%, 06/01/23	720	720,000
5.00%, 06/15/26	2,815	2,978,182
5.00%, 06/15/27 (Call 06/15/24)	5,245	5,331,668
Series A, 5.00%, 06/15/23	5,870	5,873,025
Series A, 5.00%, 06/15/24	6,730	6,842,343
Series A, 5.00%, 06/15/25	2,485	2,573,113
Series A, 5.00%, 06/15/26	2,325	2,458,391
Series E, 5.00%, 06/15/24	1,845	1,878,510
State of New Mexico GO
5.00%, 03/01/24	225	227,848
5.00%, 03/01/25	18,290	18,865,599
Series A, 5.00%, 03/01/24	1,050	1,063,291
Series B, 5.00%, 03/01/24	580	587,342
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	1,370	1,371,136
5.00%, 07/01/24	4,800	4,883,948
5.00%, 07/01/25	4,645	4,811,816
5.00%, 07/01/26	15,000	15,847,331
Series A, 5.00%, 07/01/26	5,085	5,372,245
Series B, 4.00%, 07/01/23	2,475	2,475,097
		84,160,885
New York — 11.0%
Battery Park City Authority RB
Series A, 5.00%, 11/01/23	985	991,640
Series A, 5.00%, 11/01/25 (Call 11/01/23)	2,020	2,034,618
Series D-2, VRDN,3.50%, 11/01/38 (Put 05/31/23)(a)	4,555	4,555,000
City of New York NY GO
3.00%, 08/01/26	50	49,688
5.00%, 06/01/24	1,200	1,220,454
5.00%, 08/01/26	10,075	10,655,267
5.00%, 09/01/26	1,245	1,318,861

	Par
Security	(000)	Value

New York (continued)
5.00%, 08/01/27	$1,210	$1,303,251
5.00%, 11/01/27	16,000	17,319,813
VRDN,4.00%, 12/01/47 (Put 05/31/23)(a)	20,000	20,000,000
Series 1, 5.00%, 08/01/23	2,270	2,275,695
Series 1, 5.00%, 08/01/24	850	867,082
Series 1, 5.00%, 08/01/25	895	927,660
Series 1, 5.00%, 08/01/26	2,480	2,622,835
Series 2015-A, 5.00%, 08/01/23	310	310,778
Series A, 5.00%, 08/01/23	4,915	4,927,330
Series A, 5.00%, 08/01/24	1,965	2,004,489
Series A, 5.00%, 08/01/25	1,365	1,414,810
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,670	1,698,764
Series A, 5.00%, 08/01/26	825	872,516
Series A, 5.00%, 08/01/27	200	215,413
Series A-1, 5.00%, 08/01/23	3,015	3,022,563
Series A-1, 5.00%, 08/01/24	7,470	7,620,117
Series A-1, 5.00%, 08/01/25	2,300	2,383,930
Series A-1, 5.00%, 08/01/26	3,560	3,765,037
Series A-1, 5.00%, 08/01/27	12,675	13,651,828
Series A-2015, 5.00%, 08/01/24	5,185	5,289,198
Series B, 5.00%, 08/01/23 (Call 07/03/23)	475	475,582
Series B-1, 5.00%, 08/01/24	1,910	1,948,384
Series B-1, 5.00%, 08/01/25	520	538,975
Series B-1, 5.00%, 10/01/25	675	701,847
Series B-1, 5.00%, 08/01/26	145	153,351
Series B-1, 5.00%, 08/01/27	3,605	3,882,828
Series C, 5.00%, 08/01/23	19,220	19,268,215
Series C, 5.00%, 08/01/24	14,705	15,000,513
Series C, 5.00%, 08/01/25	7,690	7,970,619
Series C, 5.00%, 08/01/26	3,300	3,490,063
Series C-1, 5.00%, 08/01/23	1,720	1,724,315
Series C-1, 5.00%, 08/01/24	5,345	5,452,414
Series C-1, 5.00%, 08/01/25	6,135	6,358,874
Series D, 5.00%, 08/01/23 (Call 07/03/23)	5,195	5,201,364
Series E, 5.00%, 08/01/23	5,270	5,283,220
Series E, 5.00%, 08/01/24	2,660	2,713,455
Series E, 5.00%, 08/01/25	7,345	7,613,029
Series E, 5.00%, 08/01/26	2,565	2,712,731
Series F-1, 5.00%, 06/01/25	995	1,029,517
Series G, 5.00%, 08/01/23	5,140	5,152,894
Series I, 5.00%, 08/01/23 (Call 07/03/23)	350	350,429
Series J, 5.00%, 08/01/23	3,200	3,208,028
Series J, 5.00%, 08/01/24	580	591,656
Series J, 5.00%, 08/01/24 (Call 08/01/23)	3,265	3,274,170
Series J, 5.00%, 08/01/26	635	671,573
Series J-10, 5.00%, 08/01/26	805	851,364
Series J-4, 5.00%, 08/01/24	1,825	1,861,675
City of New York NY GOL
Series F-1, 4.00%, 03/01/25	7,200	7,305,162
Series F-1, 5.00%, 03/01/26	3,995	4,189,978
Series F-1, 5.00%, 03/01/27	2,695	2,878,666
County of Westchester NY GOL, Series A, 5.00%, 10/15/23	7,395	7,440,039
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/24	260	263,212
Series A, 5.00%, 02/15/25	1,810	1,868,108
Series A, 5.00%, 02/15/26	510	536,593
Series A, 5.00%, 02/15/27	10,000	10,748,549
Long Island Power Authority RB
0.00%, 12/01/26 (AGM)(b)	1,500	1,330,995
1.00%, 09/01/25 (Call 09/01/23)	8,075	7,466,626

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series A, 5.00%, 09/01/26	$810	$860,891
Series A, 5.00%, 09/01/27	1,800	1,954,661
Series B, VRDN,0.85%, 09/01/50 (Put 03/01/25)(a)	7,000	6,525,429
Series B, VRDN,1.50%, 09/01/51 (Put 03/01/26)(a)	390	359,286
Series B, VRDN,1.65%, 09/01/49 (Call 03/01/24)(a)	1,425	1,382,099
Metropolitan Transportation Authority RB
5.00%, 11/15/26	12,795	13,310,205
Series A-1, 5.00%, 11/15/24	2,000	2,033,378
Series A2, 5.00%, 11/15/25	4,850	4,984,947
Series A-2, 5.00%, 11/15/23	1,265	1,270,930
Series B, 5.00%, 11/15/23	3,135	3,149,653
Series B, 5.00%, 11/15/24	1,600	1,626,703
Series B, 5.00%, 11/15/25	2,275	2,338,301
Series C, 5.00%, 11/15/23	4,800	4,822,501
Series C, 5.00%, 11/15/25 (PR 11/15/24)	2,175	2,229,669
Series C-1, 5.00%, 11/15/23	565	567,649
Series C-1, 5.00%, 11/15/24	13,600	13,826,747
Series C-1, 5.00%, 11/15/25	3,530	3,628,219
Series C-1, 5.00%, 11/15/26	9,430	9,809,709
Series D, 5.00%, 11/15/27 (Call 11/15/26)	1,300	1,348,955
Series D-1, VRDN,5.00%, 11/15/34(a)	5,000	5,067,773
Series F, 5.00%, 11/15/24	1,000	1,016,689
Series F, 5.00%, 11/15/25	1,880	1,932,310
Monroe County Industrial Development Corp./NY RB,
Series A, 5.00%, 07/01/38 (PR 07/01/23)	5,000	5,006,116
New York City Municipal Water Finance Authority RB
5.00%, 06/15/25	700	725,942
5.00%, 06/15/27 (Call 06/15/25)	10	10,365
5.00%, 06/15/27 (Call 12/15/25)	145	151,806
VRDN,3.51%, 06/15/51 (Put 06/15/23)(a)	7,355	7,355,000
VRDN,3.85%, 06/15/49 (Put 05/31/23)(a)	10,000	10,000,000
Series AA-2, 5.00%, 06/15/23	2,215	2,216,210
Series BB2, 4.00%, 06/15/24	2,080	2,095,693
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	6,850	6,895,760
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	935	957,408
Series CC, VRDN,3.85%, 06/15/41 (Put 05/31/23)(a)	1,700	1,700,000
Series CC-2, 5.00%, 06/15/25	855	886,686
Series CC-2, 5.00%, 06/15/27 (Call 12/15/25)	4,295	4,496,592
Series DD, 5.00%, 06/15/25	8,125	8,426,112
Series DD, 5.00%, 06/15/26	13,230	14,016,670
Series DD, VRDN,3.85%, 06/15/43 (Put 05/31/23)(a)	15,000	15,000,000
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	1,005	1,011,714
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/23 (SAW)	10	10,019
5.00%, 07/15/23 (ETM) (SAW)	205	205,373
5.00%, 07/15/24 (SAW)	150	152,891
5.00%, 07/15/25 (SAW)	125	129,585
5.00%, 07/15/26 (SAW)	470	497,217
5.00%, 07/15/26 (ETM) (SAW)	1,565	1,654,933
5.00%, 07/15/27 (SAW)	50	53,988
5.00%, 07/15/27 (Call 07/15/25) (SAW)	150	155,533
Series 2018, 5.00%, 07/15/23	330	330,560
Series 2019, 5.00%, 07/15/23	480	480,894
Series B-1, 5.00%, 07/15/27 (SAW)	170	183,558
Series S, 4.00%, 07/15/24 (SAW)	310	312,472
Series S-1, 5.00%, 07/15/24 (SAW)	2,650	2,699,426
Series S-1, 5.00%, 07/15/25 (SAW)	135	140,132
Series S-3, 5.00%, 07/15/24 (SAW)	1,485	1,513,622
Series S-3, 5.00%, 07/15/25 (SAW)	785	813,793

	Par
Security	(000)	Value

New York (continued)
Series S-3, 5.00%, 07/15/27 (SAW)	$200	$215,950
Series S-4A, 5.00%, 07/15/27 (SAW)	50	53,988
New York City Transitional Finance Authority Future Tax
Secured Revenue
5.00%, 08/01/23	2,805	2,812,223
5.00%, 08/01/23 (ETM)	520	521,140
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
4.00%, 08/01/25	550	559,477
5.00%, 11/01/23	8,535	8,592,533
5.00%, 05/01/24	455	462,066
5.00%, 11/01/24	16,905	17,325,671
5.00%, 02/01/25	340	350,131
5.00%, 08/01/25	2,115	2,195,774
5.00%, 11/01/25	2,620	2,733,580
5.00%, 08/01/26	920	974,984
5.00%, 11/01/26	32,545	34,666,743
5.00%, 11/01/26 (Call 05/01/24)	6,800	6,884,725
5.00%, 08/01/27	3,020	3,257,653
5.00%, 11/01/27	30,450	33,014,231
Series A-1, 5.00%, 08/01/23	5,455	5,469,047
Series A-1, 5.00%, 05/01/24	3,405	3,457,877
Series A-1, 5.00%, 08/01/24	7,135	7,278,385
Series A-1, 5.00%, 08/01/25	1,185	1,230,256
Series A-1, 5.00%, 11/01/25	3,160	3,296,989
Series A-1, 5.00%, 11/01/26	10,370	11,046,063
Series A-4, VRDN,4.10%, 08/01/45 (Put 05/31/23)(a)	15,000	15,000,000
Series C, 5.00%, 11/01/23	1,865	1,877,572
Series C, 5.00%, 11/01/24	215	220,350
Series C, 5.00%, 11/01/25	1,390	1,450,258
Series C, 5.00%, 11/01/25 (Call 05/01/25)	935	965,517
Series C, 5.00%, 11/01/26	435	463,359
Series C, 5.00%, 11/01/26 (Call 05/01/25)	1,600	1,652,824
Series C, 5.00%, 11/01/26 (Call 11/01/25)	3,475	3,624,821
Series D-S, 5.00%, 11/01/23	305	307,056
New York City Water & Sewer System RB
5.00%, 06/15/26 (PR 06/15/25)	55	57,064
Series BB2, 4.00%, 06/15/23	1,060	1,060,211
Series DD, 5.00%, 06/15/23	1,000	1,000,546
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	5,005	5,124,950
New York Power Authority RB
5.00%, 11/15/24 (AGM)	1,420	1,458,473
5.00%, 11/15/25 (AGM)	1,450	1,517,916
New York State Dormitory Authority RB
5.00%, 03/15/25	5,755	5,940,683
5.00%, 10/01/25	2,180	2,276,194
5.00%, 02/15/26	3,635	3,807,174
5.00%, 02/15/26 (ETM)	395	415,211
5.00%, 02/15/27	220	234,791
5.00%, 02/15/27 (ETM)	4,585	4,937,403
5.00%, 03/15/28	19,805	21,554,938
Series 1, 5.00%, 03/15/25	1,865	1,925,953
Series 2015, 5.00%, 03/15/26 (PR 09/15/25)	1,340	1,396,146
Series A, 5.00%, 10/01/23 (SAW)	265	266,331
Series A, 5.00%, 02/15/24	2,975	3,011,190
Series A, 5.00%, 03/15/24	22,790	23,098,847
Series A, 5.00%, 07/01/24	2,010	2,043,652
Series A, 5.00%, 07/01/24 (PR 07/01/23)	500	500,612
Series A, 5.00%, 10/01/24 (SAW)	510	521,259
Series A, 5.00%, 02/15/25	485	499,821

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series A, 5.00%, 02/15/25 (PR 02/15/24)	$4,425	$4,474,200
Series A, 5.00%, 03/15/25	11,355	11,732,868
Series A, 5.00%, 03/15/25 (PR 03/15/24)	310	314,151
Series A, 5.00%, 03/15/26	5,965	6,266,157
Series A, 5.00%, 03/15/26 (PR 03/15/25)	2,015	2,080,855
Series A, 5.00%, 03/15/27	15,250	16,399,937
Series A, 5.00%, 07/01/38 (PR 07/01/23)	5,275	5,281,452
Series A, VRDN,5.00%, 07/01/43 (PR 07/01/23)	7,900	7,909,663
Series B, 5.00%, 02/15/24	1,145	1,158,929
Series B, 5.00%, 02/15/25	280	288,862
Series C, 5.00%, 03/15/24	6,905	6,997,816
Series C, 5.00%, 03/15/25	2,295	2,370,007
Series C, 5.00%, 03/15/25 (PR 03/15/24)	905	917,401
Series C, 5.00%, 03/15/26	505	532,608
Series C, 5.00%, 03/15/27	4,570	4,906,510
Series D, 5.00%, 02/15/24	7,670	7,761,290
Series D, 5.00%, 02/15/25	7,040	7,260,179
Series D, 5.00%, 02/15/26	3,030	3,173,518
Series E, 5.00%, 03/15/24	2,795	2,833,299
Series E, 5.00%, 02/15/25	2,850	2,940,203
Series E, 5.00%, 03/15/25	300	309,964
Series E, 5.00%, 03/15/26	14,425	15,136,843
Series E, 5.00%, 03/15/26 (Call 09/15/25)	3,060	3,185,206
New York State Environmental Facilities Corp. RB
4.00%, 06/15/26	25	25,780
5.00%, 06/15/24	425	432,806
5.00%, 06/15/25	2,025	2,101,671
5.00%, 09/15/25 (Call 03/15/25)	1,590	1,637,944
5.00%, 06/15/26 (Call 06/15/24)	415	422,155
5.00%, 06/15/27	7,180	7,782,214
Series A, 5.00%, 06/15/23	3,265	3,266,941
New York State Thruway Authority RB
5.00%, 01/01/27 (Call 01/01/26)	500	521,033
Series A-1, 5.00%, 03/15/25	4,935	5,094,226
Series A-1, 5.00%, 03/15/26	5,025	5,273,041
Series J, 5.00%, 01/01/24	740	747,018
Series J, 5.00%, 01/01/25 (Call 01/01/24)	2,620	2,646,721
Series K, 5.00%, 01/01/24	390	393,699
Series L, 5.00%, 01/01/24	165	166,565
Series L, 5.00%, 01/01/26	1,150	1,205,936
New York State Urban Development Corp. RB
5.00%, 03/15/25	6,780	6,998,754
5.00%, 03/15/25 (ETM)	25	25,747
5.00%, 03/15/25 (PR 03/15/24)	130	131,761
5.00%, 03/15/26	33,230	34,927,200
5.00%, 03/15/27	3,965	4,248,792
5.00%, 09/15/27	25,080	27,152,538
Series A, 5.00%, 03/15/24	21,185	21,464,763
Series A, 5.00%, 03/15/25	880	908,393
Series A, 5.00%, 03/15/26	5,070	5,325,800
Series A, 5.00%, 03/15/28 (Call 03/15/27)	2,500	2,673,588
Series A-2, 5.50%, 03/15/24 (NPFGC)	3,835	3,900,387
Series C-1, 5.00%, 03/15/26	1,010	1,060,958
Series C-1, 5.00%, 03/15/27	11,400	12,215,946
Series E, 5.00%, 03/15/24	4,110	4,164,275
Series E, 5.00%, 03/15/25	5,175	5,341,969
Series E, 5.00%, 03/15/26	10,000	10,504,536
Port Authority of New York & New Jersey RB
4.00%, 12/01/23	1,335	1,339,045
4.00%, 12/01/25	355	362,982

	Par
Security	(000)	Value

New York (continued)
4.00%, 12/01/26	$415	$429,974
4.00%, 12/01/27	665	698,724
5.00%, 11/15/26	575	614,158
5.00%, 07/15/27	500	541,897
5.00%, 10/15/27 (Call 10/15/25)	345	358,593
Series 179, 5.00%, 12/01/23	220	221,742
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	1,065	1,072,962
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	185	190,691
Series 194, 5.00%, 10/15/25	1,050	1,095,764
Series 195, 5.00%, 10/15/26 (Call 10/15/25)	270	280,638
Series 205, 5.00%, 11/15/24	705	722,483
Series 205, 5.00%, 11/15/25	1,220	1,275,376
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/23	4,830	4,858,258
Series A, 5.00%, 10/15/24	1,320	1,351,056
Series A, 5.00%, 10/15/25 (PR 10/15/24)	375	383,823
Triborough Bridge & Tunnel Authority RB
4.00%, 05/15/26	5,000	5,141,770
5.00%, 11/15/23	300	302,066
5.00%, 08/15/24	10,000	10,163,209
5.00%, 11/15/27	9,000	9,785,472
5.00%, 11/15/27 (Call 08/15/27)	11,270	12,247,849
Series A, 5.00%, 11/15/23	570	573,925
Series A, 5.00%, 11/15/23 (Call 07/03/23)	2,270	2,272,681
Series A, 5.00%, 11/15/24	670	686,039
Series A, 5.00%, 11/01/25	2,435	2,537,099
Series A-2, VRDN, 2.00%, 05/15/45Put(a)	3,875	3,655,881
Series B, 5.00%, 11/15/25	4,410	4,599,553
Series B-2, VRDN,5.00%, 05/15/50(a)	2,000	2,082,339
Series C 1A, 5.00%, 05/15/25	3,500	3,618,293
Series C-1, 5.00%, 11/15/25	5,520	5,757,263
Series C-1, 5.00%, 11/15/26	4,930	5,249,035
Series C-1B, VRDN,5.00%, 05/15/51(a)	2,500	2,602,212
Utility Debt Securitization Authority RB
5.00%, 12/15/26 (Call 12/15/24)	5,000	5,126,626
5.00%, 12/15/27 (Call 12/15/25)	3,500	3,666,023
Series A, 5.00%, 06/15/25 (Call 06/15/23)	6,680	6,683,403
Series A, 5.00%, 12/15/25 (Call 12/15/23)	455	458,476
		1,083,773,487
North Carolina — 3.0%
City of Charlotte NC COP
Series B, 5.00%, 12/01/25	2,295	2,400,814
Series B, 5.00%, 12/01/26	4,880	5,212,209
City of Charlotte NC GO
Series A, 5.00%, 07/01/24	420	427,794
Series A, 5.00%, 06/01/26	1,380	1,460,878
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/23	6,000	6,007,488
5.00%, 07/01/24	225	229,175
5.00%, 07/01/27 (Call 07/01/25)	1,500	1,557,761
City of Raleigh NC Combined Enterprise System Revenue RB, Series B, VRDN,3.55%, 03/01/35 (Put 05/31/23)(a)	12,730	12,730,000
City of Raleigh NC GO
5.00%, 09/01/26	3,030	3,224,241
Series A, 5.00%, 09/01/25	80	83,350
City of Raleigh NC RB, 5.00%, 06/01/25	125	129,459
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A, 5.00%, 06/01/23	1,000	1,000,000
Series A, 5.00%, 06/01/26	5,045	5,340,675

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

North Carolina (continued)
County of Alamance NC GO, 5.00%, 05/01/26	$6,315	$6,661,984
County of Forsyth NC GO, 4.00%, 03/01/26	130	133,294
County of Guilford NC GO
5.00%, 03/01/24	4,385	4,441,484
5.00%, 03/01/25	5,030	5,188,298
5.00%, 05/01/26	50	52,833
County of Johnston NC GO, 4.00%, 02/01/26	20	20,460
County of Mecklenburg NC GO
5.00%, 04/01/25	25	25,834
5.00%, 03/01/26	1,150	1,210,780
5.00%, 12/01/26	1,780	1,904,233
5.00%, 04/01/28 (Call 04/01/25)	5,000	5,172,205
Series A, 5.00%, 09/01/23	1,255	1,259,979
Series A, 5.00%, 12/01/24	445	456,875
Series A, 5.00%, 04/01/27	55	59,280
County of Wake NC GO
5.00%, 04/01/24	11,005	11,160,025
5.00%, 03/01/26	65	68,435
5.00%, 04/01/26	7,845	8,274,476
5.00%, 04/01/27	1,245	1,340,939
5.00%, 05/01/27	10,590	11,426,761
5.00%, 05/01/28	2,515	2,772,098
Series A, 5.00%, 03/01/24	7,125	7,214,664
Series A, 5.00%, 03/01/25	360	371,392
Series A, 5.00%, 02/01/27	10,725	11,514,077
Series A, 5.00%, 03/01/27	2,625	2,823,173
Series C, 5.00%, 03/01/24	4,020	4,070,589
Series C, 5.00%, 03/01/25	2,575	2,656,481
County of Wake NC RB, 5.00%, 03/01/26	1,675	1,761,717
Durham Capital Financing Corp. RB, 5.00%, 06/01/38
(PR 06/01/23)	2,515	2,515,000
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	1,480	1,541,912
Series B, 5.00%, 10/01/55 (PR 10/01/25)	3,590	3,740,179
North Carolina Municipal Power Agency No. 1 RB
Series A, 5.00%, 01/01/26	620	647,331
Series A, 5.00%, 01/01/27 (Call 01/01/26)	1,810	1,891,945
North Carolina State University at Raleigh RB, Series A,
5.00%, 10/01/28 (PR 10/01/23)	535	537,704
State of North Carolina GO
5.00%, 06/01/23	10,510	10,510,000
5.00%, 06/01/28	10,305	11,389,668
Series A, 5.00%, 06/01/23	8,815	8,815,000
Series A, 5.00%, 06/01/25	1,180	1,223,950
Series A, 5.00%, 06/01/26	18,965	20,082,086
Series A, 5.00%, 06/01/27	2,235	2,416,888
Series B, 5.00%, 06/01/23	40	40,000
Series B, 5.00%, 06/01/24	19,450	19,787,275
Series B, 5.00%, 06/01/25	1,295	1,343,233
Series B, 5.00%, 06/01/27	13,925	15,058,242
Series D, 4.00%, 06/01/23	1,960	1,960,000
State of North Carolina RB
4.00%, 05/01/24	1,925	1,937,709
5.00%, 03/01/24	1,365	1,381,166
5.00%, 05/01/24	9,670	9,820,166
5.00%, 03/01/25	4,880	5,026,015
5.00%, 05/01/25 (Call 05/01/24)	5,000	5,084,537
5.00%, 03/01/26	1,770	1,858,770
5.00%, 05/01/26	230	242,506
5.00%, 05/01/27	210	226,028

	Par
Security	(000)	Value

North Carolina (continued)
Series A, 5.00%, 05/01/24	$3,395	$3,447,721
Series A, 5.00%, 05/01/26	410	432,293
Series B, 5.00%, 05/01/24	455	462,066
Series B, 5.00%, 06/01/24	5,995	6,097,183
Series B, 5.00%, 05/01/25	10,485	10,844,989
Series B, 5.00%, 06/01/25	3,530	3,655,923
Series B, 5.00%, 05/01/27	490	527,399
Series C, 5.00%, 05/01/24	700	710,870
Series C, 5.00%, 05/01/26 (Call 05/01/24)	535	543,808
Series C, 5.00%, 05/01/27 (Call 05/01/24)	120	122,045
Town of Cary NC, 5.00%, 09/01/26	4,590	4,884,247
University of North Carolina at Charlotte (The) RB, 5.00%, 04/01/28 (PR 04/01/25)	1,375	1,419,866
		294,071,930
Ohio — 2.6%
American Municipal Power Inc. RB
5.00%, 02/15/24	2,310	2,333,227
5.00%, 02/15/25	1,605	1,647,643
Cincinnati City School District COP, 5.00%, 12/15/29
(PR 12/15/24)	1,550	1,587,936
City of Columbus OH GO
4.00%, 04/01/27	155	160,846
5.00%, 04/01/25	4,760	4,913,601
5.00%, 04/01/26	700	736,763
5.00%, 04/01/27	455	488,523
5.00%, 07/01/27 (Call 07/01/26)	815	861,776
5.00%, 08/15/28	7,000	7,726,982
Series 1, 5.00%, 07/01/23	1,735	1,737,165
Series 1, 5.00%, 07/01/25	625	648,340
Series 1, 5.00%, 07/01/26	780	825,239
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	5,100	5,106,238
Series 2017-1, 5.00%, 04/01/24	9,225	9,350,395
Series 3, 5.00%, 02/15/27	5,155	5,520,256
Series A, 4.00%, 04/01/25	245	248,453
Series A, 5.00%, 07/01/24	130	132,287
Series A, 5.00%, 04/01/25	4,985	5,145,861
Series A, 5.00%, 04/01/26	3,035	3,194,396
Series A, 5.00%, 04/01/27	3,000	3,221,026
County of Cuyahoga OH RB, 5.00%, 12/01/32
(PR 12/01/24)	3,390	3,478,459
County of Hamilton OH Sewer System Revenue RB,
Series A, 5.00%, 12/01/25	1,295	1,351,851
Fairfield City School District GO, 5.00%, 11/01/44
(PR 11/01/23) (SD CRED PROG)	4,000	4,026,468
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49 (PR 11/15/24)	4,525	4,568,608
5.00%, 11/15/31 (PR 11/15/24)	1,200	1,228,444
5.00%, 11/15/32 (PR 11/15/24)	2,640	2,702,578
5.00%, 11/15/39 (PR 11/15/24)	2,240	2,293,096
5.00%, 11/15/49 (PR 11/15/24)	1,655	1,694,230
Ohio State University (The) RB
5.00%, 12/01/25	1,700	1,774,215
5.00%, 12/01/26	905	965,057
Ohio Water Development Authority RB
5.00%, 06/01/24	150	152,527
5.00%, 06/01/25	1,500	1,553,508
5.00%, 06/01/26	1,970	2,082,555
5.00%, 06/01/27 (Call 12/01/26)	105	112,004
Series A, 5.00%, 06/01/25	1,575	1,631,184
Series B, 5.00%, 12/01/24	1,020	1,046,767

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Ohio (continued)
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/23	$3,470	$3,470,000
5.00%, 12/01/23	3,580	3,609,059
5.00%, 06/01/27	120	129,530
Series 2015A, 5.00%, 06/01/24	430	437,244
Series 2015-A, 5.00%, 06/01/23	1,685	1,685,000
Series 2015-A, 5.00%, 12/01/23	410	413,328
Series 2015-A, 5.00%, 12/01/24	1,605	1,647,118
Series 2015-A, 5.00%, 12/01/25	2,565	2,683,262
Princeton City School District GO
4.00%, 12/01/31 (PR 12/01/24)	3,255	3,290,341
4.00%, 12/01/32 (PR 12/01/24)	3,000	3,032,573
4.00%, 12/01/33 (PR 12/01/24)	4,125	4,169,787
4.00%, 12/01/34 (PR 12/01/24)	2,100	2,122,801
State of Ohio GO
4.00%, 06/15/25	3,375	3,431,988
4.00%, 06/15/26	2,800	2,877,523
5.00%, 05/01/24	40	40,610
5.00%, 06/15/24	1,615	1,643,836
5.00%, 08/01/25	9,205	9,564,384
5.00%, 08/01/25 (ETM)	20	20,789
5.00%, 03/01/26	40	42,060
5.00%, 05/01/26 (PR 05/01/25)	8,755	9,055,592
5.00%, 11/01/26 (PR 05/01/25)	5,000	5,171,669
5.00%, 03/01/27	1,865	2,002,363
5.00%, 03/15/27 (Call 03/15/24)	3,335	3,376,702
5.00%, 05/01/27 (PR 05/01/25)	9,805	10,141,643
5.00%, 06/15/27	335	361,901
5.00%, 03/01/28	2,000	2,193,564
Series A, 5.00%, 09/01/23	4,980	5,000,130
Series A, 5.00%, 09/15/23	1,590	1,597,469
Series A, 5.00%, 12/15/23	5,555	5,605,407
Series A, 5.00%, 09/01/24	80	81,684
Series A, 5.00%, 09/15/24	320	326,968
Series A, 5.00%, 12/15/24	6,605	6,780,267
Series A, 5.00%, 05/01/25	1,350	1,395,842
Series A, 5.00%, 09/15/25	555	578,083
Series A, 5.00%, 05/01/26	6,215	6,558,268
Series A, 5.00%, 06/15/26	250	264,492
Series A, 5.00%, 05/01/37 (PR 05/01/25)	6,015	6,221,518
Series A, 5.00%, 02/01/38 (PR 02/01/26)	7,925	8,339,468
Series B, 5.00%, 08/01/23	5,000	5,013,208
Series B, 5.00%, 09/15/23	620	622,913
Series B, 5.00%, 08/01/24	2,110	2,151,189
Series B, 5.00%, 09/15/24	925	945,142
Series B, 5.00%, 09/15/25	3,170	3,301,844
Series B, 5.00%, 09/15/26	550	584,855
Series C, 5.00%, 08/01/25	3,110	3,231,422
Series C, 5.00%, 03/15/26	3,200	3,367,578
Series C, 5.00%, 08/01/26	200	212,139
Series C, 5.00%, 08/01/27	35	37,911
Series T, 5.00%, 11/01/23	5,975	6,014,537
Series U, 5.00%, 05/01/25	2,625	2,715,126
Series U, 5.00%, 05/01/26	9,145	9,650,098
Series U, 5.00%, 05/01/27	255	274,756
Serise A, 5.00%, 06/15/24	75	76,339
State of Ohio RB
5.00%, 12/15/23	375	378,124
5.00%, 12/15/25	145	151,265

	Par
Security	(000)	Value

Ohio (continued)
5.00%, 12/15/26	$75	$79,988
Series 1, 5.00%, 12/15/23	920	927,663
Series A, 5.00%, 04/01/26	225	236,380
University of Cincinnati RB, 5.00%, 06/01/34 (PR 06/01/23)	3,280	3,280,000
Upper Arlington City School District GO, Series A, 5.00%, 12/01/48 (PR 12/01/27)	4,000	4,367,268
		253,232,512
Oklahoma — 0.1%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/23	2,350	2,350,000
Series A, 5.00%, 06/01/27 (Call 12/01/26)	295	312,964
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/25	2,465	2,552,015
Oklahoma Municipal Power Authority RB, Series A, 5.00%, 01/01/26 (AGM)	6,000	6,249,372
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	730	736,713
Oklahoma Water Resources Board RB
5.00%, 04/01/24	125	126,679
5.00%, 04/01/24 (OK CERF)	250	253,357
5.00%, 04/01/25	115	118,628
5.00%, 04/01/26 (OK CERF)	575	605,838
		13,305,566
Oregon — 2.1%
City of Portland OR GOL, Series A, 5.00%, 06/01/26	2,665	2,818,833
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/26 (Call 06/01/25)	5,350	5,533,495
Series B, 5.00%, 06/15/23	2,625	2,626,366
City of Portland OR Water System Revenue RB, Series B, 5.00%, 05/01/26	600	633,139
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/29 (PR 06/15/25) (GTD)	1,200	1,244,081
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/24 (GTD)	13,600	13,841,434
5.00%, 06/15/25 (GTD)	11,300	11,718,778
5.00%, 06/15/28 (GTD)	15,090	16,609,774
Multnomah County School District No. 7 Reynolds, 0.00%, 06/15/36 (PR 06/15/25) (GTD)(b)	8,500	4,887,949
Oregon State Lottery RB
5.00%, 04/01/26 (Call 04/01/24)	1,700	1,723,668
Series A, 5.00%, 04/01/26 (Call 04/01/25) (MO)	1,575	1,624,405
Series C, 5.00%, 04/01/24	4,720	4,789,990
Series D, 5.00%, 04/01/26 (Call 04/01/25) (MO)	5,585	5,760,190
Portland Community College District GO
5.00%, 06/15/25	1,615	1,675,500
5.00%, 06/15/27 (Call 06/15/26)	175	184,728
State of Oregon Department of Transportation RB
Series A, 4.25%, 11/15/34 (PR 11/15/23)	16,890	16,956,192
Series A, 5.00%, 11/15/23	3,575	3,601,550
Series A, 5.00%, 11/15/24	11,055	11,338,652
Series A, 5.00%, 11/15/25	620	648,441
Series A, 5.00%, 11/15/25 (Call 11/15/24)	835	855,348
Series A, 5.00%, 11/15/26	410	437,921
Series A, 5.00%, 11/15/29 (PR 11/15/24)	1,705	1,744,196
Series A, 5.00%, 11/15/30 (PR 11/15/24)	2,330	2,383,564
Series A, 5.00%, 11/15/31 (PR 11/15/24)	2,500	2,557,472
Series A, 5.00%, 11/15/38 (PR 11/15/23)	460	463,339
State of Oregon GO
5.00%, 05/01/24	2,090	2,122,456
5.00%, 06/01/24	325	330,540
5.00%, 05/01/25	2,345	2,426,839

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oregon (continued)
5.00%, 08/01/25	$25	$25,976
5.00%, 05/01/26	3,570	3,767,179
5.00%, 05/01/27	6,125	6,599,541
5.00%, 05/01/27 (Call 05/01/25)	7,140	7,373,042
5.00%, 06/01/27	3,080	3,324,607
5.00%, 05/01/28	5,065	5,563,226
5.00%, 06/01/28	3,630	3,994,264
5.00%, 08/01/40 (PR 08/01/25)	7,005	7,266,572
Series A, 5.00%, 05/01/24	3,845	3,904,709
Series H, 5.00%, 05/01/24	85	86,320
Series I, 5.00%, 08/01/24	25	25,502
Series N, 5.00%, 05/01/26	2,785	2,938,822
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/27 (PR 06/15/24) (GTD)	3,850	3,916,908
5.00%, 06/15/28 (PR 06/15/24) (GTD)	5,000	5,086,893
5.00%, 06/15/31 (PR 06/15/24) (GTD)	11,315	11,511,639
5.00%, 06/15/33 (PR 06/15/24) (GTD)	8,045	8,184,811
5.00%, 06/15/34 (PR 06/15/24) (GTD)	8,120	8,261,114
		203,369,965
Pennsylvania — 2.4%
Bristol Township School District GOL, 5.25%, 06/01/37
(PR 06/01/23)	3,000	3,000,000
City of Philadelphia PA GO
5.00%, 07/15/26 (PR 01/15/24)	3,000	3,030,131
Series A, 5.00%, 08/01/23	4,420	4,430,427
Series A, 5.00%, 05/01/24	1,840	1,866,411
Series A, 5.00%, 08/01/24	3,870	3,941,986
Series A, 5.00%, 08/01/25	2,165	2,240,790
City of Philadelphia PA Water & Wastewater Revenue RB,
Series A, 5.00%, 07/01/45 (PR 07/01/24)	4,000	4,070,810
Commonwealth of Pennsylvania GO
4.00%, 07/01/23	350	350,154
5.00%, 07/01/23	1,540	1,541,897
5.00%, 05/15/24	14,930	15,169,576
5.00%, 02/01/26	1,025	1,073,506
5.00%, 03/01/27	26,075	27,909,314
5.00%, 05/01/27	100	107,402
5.00%, 10/01/27	14,800	16,031,336
5.00%, 03/01/28	20,220	22,092,261
First Series, 5.00%, 01/01/24	5,110	5,158,465
First Series, 5.00%, 03/01/24	12,295	12,446,991
First Series, 5.00%, 03/15/24	455	460,938
First Series, 5.00%, 06/15/24	1,635	1,663,690
First Series, 5.00%, 07/01/24	1,110	1,130,361
First Series, 5.00%, 08/15/24	2,140	2,184,060
First Series, 5.00%, 09/15/24	1,555	1,589,453
First Series, 5.00%, 02/01/25 (AGM)	1,120	1,152,823
First Series, 5.00%, 08/15/25	7,385	7,664,894
First Series, 5.00%, 09/15/25	2,420	2,515,759
First Series, 5.00%, 01/01/26	2,590	2,708,102
First Series, 5.00%, 09/15/26	155	164,373
First Series, 5.00%, 01/01/27	1,555	1,658,806
Second Series, 5.00%, 09/15/23	3,540	3,556,019
Second Series, 5.00%, 10/15/23	730	734,311
Second Series, 5.00%, 01/15/24	1,245	1,257,632
Second Series, 5.00%, 09/15/24	1,150	1,175,480
Second Series, 5.00%, 10/15/24 (Call 10/15/23)	680	684,390
Second Series, 5.00%, 01/15/25	3,545	3,646,395
Second Series, 5.00%, 09/15/25	1,105	1,148,725

	Par
Security	(000)	Value

Pennsylvania (continued)
Second Series, 5.00%, 10/15/25 (Call 10/15/23)	$485	$487,775
County of Montgomery PA GOL
5.00%, 07/01/25	3,190	3,311,743
5.00%, 07/01/26	2,260	2,395,865
Delaware River Port Authority RB
5.00%, 01/01/33 (PR 01/01/24)	13,665	13,793,816
5.00%, 01/01/34 (PR 01/01/24)	4,005	4,042,754
Series B, 5.00%, 01/01/24	810	817,542
Series B, 5.00%, 01/01/25	700	719,054
Series B, 5.00%, 01/01/26	1,080	1,130,888
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 10/01/23	935	939,974
Pennsylvania State University (The) RB, Series EE, 5.00%, 03/01/25	770	793,172
Pennsylvania Turnpike Commission RB
5.00%, 12/01/24	500	511,794
5.00%, 12/01/25	215	224,649
5.00%, 12/01/26	750	792,106
5.00%, 06/01/27 (Call 06/01/26)	19,700	20,687,220
Series A, 5.00%, 12/01/23	15	15,108
Series A-1, 5.00%, 12/01/23	295	297,133
Series A2, 5.00%, 12/01/25	1,300	1,358,344
Series A-2, 5.00%, 12/01/26	935	995,447
Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,250	10,322,597
Township of Lower Merion PA GO, Series A, 5.00%, 01/15/25	1,380	1,419,692
University of Pittsburgh-of the Commonwealth System of
Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	13,690	13,995,350
		238,609,691
Rhode Island — 0.0%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	345	345,163
Series A, 5.00%, 06/15/24	4,420	4,488,067
		4,833,230
South Carolina — 0.7%
Beaufort County School District/SC GO, 5.00%, 03/01/24
(SCSDE)	10,160	10,287,104
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/24 (Call 12/01/23)	1,080	1,089,293
5.00%, 12/01/26 (Call 12/01/23)	4,625	4,666,022
5.00%, 12/01/27 (PR 12/01/23)	2,600	2,620,976
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/31 (PR 01/01/25)	1,120	1,151,009
5.00%, 01/01/32 (PR 01/01/25)	2,000	2,055,374
5.00%, 01/01/33 (PR 01/01/25)	4,160	4,275,178
5.00%, 01/01/34 (PR 01/01/25)	2,510	2,579,494
City of Columbia SC Waterworks & Sewer System Revenue RB, 5.00%, 02/01/27	70	74,949
County of Charleston SC GO, 5.00%, 11/01/26	3,000	3,203,630
County of Richland SC GO, Series A, 5.00%, 03/01/27	290	311,466
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/26	625	654,822
Series B, 5.00%, 12/01/24	1,000	1,019,188
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/23	685	688,190
Series A, 5.00%, 10/01/24	2,425	2,475,040
Series A, 5.00%, 10/01/25	1,645	1,712,308
Series B, 5.00%, 10/01/26	8,620	9,143,692
Series-B, 5.00%, 10/01/25	6,025	6,271,525

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

South Carolina (continued)
State of South Carolina GO
5.00%, 04/01/24 (SAW)	$25	$25,350
Series A, 5.00%, 04/01/24	10,715	10,865,058
		65,169,668
Tennessee — 1.7%
City of Knoxville TN Wastewater System Revenue RB, 4.00%, 04/01/25	6,150	6,239,966
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/34 (PR 12/01/24)	1,000	1,024,619
City of Memphis TN GO, 5.00%, 05/01/24	4,775	4,843,971
County of Hamilton TN GO
5.00%, 12/01/24	2,435	2,499,618
Series A, 5.00%, 04/01/24	1,940	1,967,169
Series A, 5.00%, 01/01/26	6,960	7,302,068
County of Montgomery TN GO
5.00%, 04/01/25	160	165,192
5.00%, 04/01/27	150	161,390
5.00%, 06/01/27	2,275	2,456,569
County of Shelby TN GO
5.00%, 04/01/25	565	582,723
Series A, 5.00%, 04/01/25	5,505	5,677,681
County of Sumner TN GO, 5.00%, 06/01/23	3,265	3,265,000
County of Williamson TN GO, 5.00%, 05/01/27	2,765	2,979,221
County of Wilson TN GO, 5.00%, 04/01/24	1,505	1,525,457
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/24	170	172,824
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/26	7,725	7,894,959
5.00%, 07/01/23	24,365	24,396,204
5.00%, 01/01/24	4,700	4,746,201
5.00%, 01/01/26	290	303,885
5.00%, 07/01/26	440	465,919
5.00%, 07/01/26 (PR 07/01/23)	6,055	6,062,406
5.00%, 01/01/27	2,210	2,360,631
5.00%, 07/01/27	2,055	2,217,939
Series A, 5.00%, 07/01/23	13,695	13,712,539
Series C, 5.00%, 01/01/26	5,000	5,239,393
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series B, 5.00%, 07/01/24	405	412,689
Series B, 5.00%, 07/01/25	680	704,004
Series B, 5.00%, 07/01/26	1,540	1,628,387
State of Tennessee GO
5.00%, 02/01/25	1,000	1,029,798
5.00%, 08/01/25	1,575	1,637,498
5.00%, 09/01/25	25	26,036
5.00%, 08/01/26	720	764,150
5.00%, 08/01/29 (PR 08/01/25)	3,000	3,118,404
5.00%, 08/01/31 (PR 08/01/25)	3,000	3,118,404
Series A, 5.00%, 08/01/24	475	484,546
Series A, 5.00%, 08/01/25	110	114,365
Series A, 5.00%, 08/01/26	30	31,840
Series A, 5.00%, 09/01/26	2,420	2,572,818
Series A, 5.00%, 11/01/26	2,445	2,608,497
Series A, 5.00%, 08/01/27 (Call 08/01/26)	2,935	3,123,085
Series A, 5.00%, 11/01/27	3,080	3,355,350
Series A, 5.00%, 08/01/28 (PR 08/01/25)	2,230	2,318,014
Series A, 5.00%, 08/01/30 (PR 08/01/25)	1,065	1,107,034
Series B, 5.00%, 08/01/23	1,895	1,899,911
Series B, 5.00%, 08/01/24	20	20,402

	Par
Security	(000)	Value

Tennessee (continued)
Series B, 5.00%, 08/01/27 (Call 08/01/26)	$3,000	$3,192,250
Tennessee State School Bond Authority
5.00%, 11/01/23 (ST INTERCEPT)	3,035	3,054,832
5.00%, 11/01/24 (ST INTERCEPT)	3,440	3,523,202
5.00%, 11/01/25 (ST INTERCEPT)	3,845	4,018,984
5.00%, 11/01/27	100	108,897
Tennessee State School Bond Authority RB
5.00%, 11/01/27 (ST INTERCEPT)	6,255	6,811,480
5.00%, 11/01/29 (PR 11/01/25) (ST INTERCEPT)	5,470	5,695,474
		164,743,895
Texas — 9.3%
Alamo Community College District GOL, 5.00%, 02/15/27	2,945	3,148,330
Allen Independent School District GO, 5.00%, 02/15/25
(PSF)	1,170	1,204,416
Arlington Independent School District/TX, 5.00%, 02/15/27
(PSF)	595	636,943
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	400	407,440
5.00%, 08/01/25 (PSF)	20	20,709
5.00%, 08/01/26 (PSF)	860	907,670
5.00%, 08/01/27	1,350	1,457,335
5.00%, 08/01/27 (PSF)	30	32,288
Board of Regents of the University of Texas System RB
5.00%, 08/15/24	8,000	8,160,907
5.00%, 08/15/27	100	108,037
5.00%, 08/15/27 (Call 08/15/26)	105	111,760
Series A, 5.00%, 08/15/23	3,130	3,139,787
Series B, 5.00%, 08/15/25	475	493,619
Series B, 5.00%, 08/15/26	10,850	11,487,095
Series B, 5.38%, 08/15/23	705	707,731
Series C, 5.00%, 08/15/24	400	408,140
Series C, 5.00%, 08/15/25	3,130	3,252,692
Series C, 5.00%, 08/15/26	4,990	5,283,005
Series D, 5.00%, 08/15/24	4,635	4,729,327
Series E, 5.00%, 08/15/24	165	168,358
Series E, 5.00%, 08/15/26	385	407,607
Series E, 5.00%, 08/15/27	115	124,242
Series I, 5.00%, 08/15/23	1,405	1,409,393
Series I, 5.00%, 08/15/24	2,505	2,555,979
Series J, 5.00%, 08/15/23	5,310	5,326,603
Series J, 5.00%, 08/15/24	3,205	3,270,225
Series J, 5.00%, 08/15/25	385	400,091
Series J, 5.00%, 08/15/26	4,370	4,626,599
Central Texas Regional Mobility Authority RB
5.00%, 01/01/24	3,200	3,224,276
Series A, 5.00%, 01/01/40 (PR 07/01/25)	5,250	5,443,909
Series A, 5.00%, 01/01/45 (PR 07/01/25)	13,000	13,480,156
Series C, 5.00%, 01/01/27 (Call 01/01/26)	2,155	2,243,324
Central Texas Turnpike System
0.00%, 08/15/23(b)	3,500	3,474,680
0.00%, 08/15/24(b)	2,505	2,403,660
Central Texas Turnpike System RB, Series C, 5.00%, 08/15/23	800	802,239
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/26	85	90,328
City of Austin TX GOL
5.00%, 09/01/24	8,750	8,934,165
5.00%, 09/01/25	495	513,869
5.00%, 09/01/25 (ETM)	5	5,180
5.00%, 09/01/26 (Call 09/01/25)	2,300	2,383,117

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	$2,020	$2,150,720
City of Dallas TX Waterworks & Sewer System Revenue RB 5.00%, 10/01/25	14,945	15,512,137
Series A, 5.00%, 10/01/23	655	658,202
City of Fort Worth TX Water & Sewer System Revenue RB
Series A, 5.00%, 02/15/24	7,000	7,085,016
Series A, 5.00%, 02/15/26	315	330,504
City of Frisco TX GOL, Series A, 5.00%, 02/15/24	1,255	1,269,980
City of Houston Combined Utility System Revenue, 0.00%, 12/01/27 (AGM)(b)	2,000	1,707,104
City of Houston TX Airport System Revenue RB, Series D,
5.00%, 07/01/25	875	904,995
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/24	3,765	3,824,351
Series C, 5.00%, 11/15/24	1,095	1,122,311
Series C, 5.00%, 05/15/25 (Call 05/15/24)	5,315	5,406,500
Series C, 5.00%, 05/15/26 (Call 05/15/24)	13,500	13,663,345
City of Houston TX GOL
5.00%, 03/01/27 (PR 03/01/24)	6,000	6,069,727
5.00%, 03/01/28 (Call 03/01/26)	19,700	20,689,626
Series A, 5.00%, 03/01/24	1,055	1,067,807
City of Lewisville TX Waterworks & Sewer System Revenue RB, 4.00%, 02/15/24	1,235	1,240,214
City of San Antonio Texas Electric & Gas Systems Revenue RB, Series REF, 5.25%, 02/01/24	6,000	6,070,450
City of San Antonio TX
5.00%, 08/01/24	85	86,698
5.00%, 08/01/27	125	135,091
City of San Antonio TX Electric & Gas Systems
Revenue RB
5.00%, 02/01/25	1,405	1,443,642
Series A, VRDN,1.75%, 02/01/33 (Put 12/01/24)(a)	215	208,397
City of San Antonio TX GOL
5.00%, 02/01/24	465	470,010
5.00%, 08/01/24	2,865	2,922,246
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	830	853,997
Conroe Independent School District GO
5.00%, 02/15/24 (PSF)	3,380	3,419,636
5.00%, 02/15/25 (PSF)	2,165	2,229,410
5.00%, 02/15/26 (PSF)	3,570	3,745,717
Series A, 5.00%, 02/15/27 (PSF)	5,915	6,334,106
Coppell Independent School District GO, 5.00%, 08/15/25
(PSF)	5,995	6,227,400
County of Collin TX GOL, 5.00%, 02/15/26	2,225	2,336,287
County of Dallas TX GOL, 5.00%, 08/15/25	3,325	3,454,616
County of Harris TX GO
5.00%, 10/01/24	8,135	8,314,600
Series A, 5.00%, 10/01/25	2,310	2,405,576
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	670	691,208
County of Williamson TX GO
4.00%, 02/15/31 (PR 02/15/24)	4,615	4,634,892
4.00%, 02/15/32 (PR 02/15/24)	4,805	4,825,711
5.00%, 02/15/26	1,495	1,570,569
County of Williamson TX GOL
4.00%, 02/15/26	10,000	10,242,585
4.00%, 02/15/27	5,000	5,184,240
4.00%, 02/15/28	10,000	10,500,736
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	675	682,774

	Par
Security	(000)	Value

Texas (continued)
5.00%, 02/15/25 (PSF)	$2,480	$2,554,614
5.00%, 02/15/26 (PSF)	5,090	5,337,833
5.00%, 02/15/27	300	321,039
5.00%, 02/15/27 (PSF)	400	428,052
5.00%, 02/15/27 (Call 02/15/24) (PSF)	7,430	7,509,361
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,155	1,211,850
Series A, 5.00%, 02/15/24 (PSF)	2,555	2,584,427
Series A, 5.00%, 02/15/26 (PSF)	3,905	4,095,135
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	975	987,271
Dallas Area Rapid Transit RB
5.00%, 12/01/23	2,035	2,049,714
5.00%, 12/01/25	1,135	1,183,439
Series A, 5.00%, 12/01/24	205	209,836
Series A, 5.00%, 12/01/26 (PR 12/01/25)	1,190	1,244,283
Dallas College GOL
5.00%, 02/15/27	3,000	3,207,127
5.00%, 02/15/28	2,500	2,726,704
Dallas Fort Worth International Airport RB
5.00%, 11/01/23	600	603,302
5.00%, 11/01/25	2,500	2,601,869
5.00%, 11/01/26	1,590	1,687,285
Series A, 5.00%, 11/01/24	3,895	3,981,069
Series A, 5.00%, 11/01/26	630	668,547
Series F, 5.13%, 11/01/25 (Call 11/01/23)	250	251,456
Dallas Independent School District GO
4.00%, 02/15/24 (PSF)	8,230	8,269,305
4.00%, 02/15/27 (PSF)	7,180	7,426,003
4.00%, 08/15/33 (PR 08/15/24) (PSF)	4,635	4,670,423
5.00%, 02/15/26 (Call 02/15/25) (PSF)	750	770,930
5.00%, 02/15/28 (PSF)	2,000	2,186,884
5.00%, 08/15/32 (PR 08/15/24) (PSF)	4,500	4,586,968
5.00%, 08/15/34 (PR 08/15/24) (PSF)	2,000	2,038,652
Fort Bend Independent School District GO
5.00%, 08/15/25 (PSF)	550	571,321
Series C, 5.00%, 08/15/25 (PSF)	375	389,537
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	1,025	1,054,979
Grand Parkway Transportation Corp. RB
Series A, 5.50%, 04/01/53 (PR 10/01/23)	5,020	5,053,697
Series B, VRDN,5.00%, 10/01/52(a)	2,080	2,087,829
Harris County Flood Control District RB, Series A, 5.00%, 10/01/23	5,000	5,024,941
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/25	3,760	3,912,276
Houston Independent School District GOL, 5.00%, 02/15/25
(PSF)	1,675	1,723,428
Irving Independent School District GO, 5.00%, 02/15/25
(PSF)	1,000	1,029,415
Katy Independent School District GO
5.00%, 02/15/28 (Call 02/15/27) (PSF)	5,080	5,418,405
Series B, 5.00%, 02/15/27 (PSF)	2,000	2,138,809
Series D, 5.00%, 02/15/24 (PSF)	5,050	5,104,995
Keller Independent School District/TX GO, 5.00%, 08/15/31
(PR 02/15/25) (PSF)	1,040	1,070,471
Leander Independent School District GO
0.00%, 08/15/43 (PR 08/15/24)(b)	18,135	6,330,963
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(b)	5,000	1,843,731
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(b)	7,000	2,290,666
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(b)	27,275	7,448,603
Series C, 5.00%, 08/15/24 (PSF)	250	254,939

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Lewisville Independent School District GO
5.00%, 08/15/23	$1,865	$1,870,411
5.00%, 08/15/25 (PSF)	1,250	1,298,728
5.00%, 08/15/26 (PSF)	2,585	2,737,598
5.00%, 08/15/26 (Call 08/15/25)	115	118,788
5.00%, 08/15/27	265	286,297
Series B, 5.00%, 08/15/25	7,680	7,972,736
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	4,095	4,174,466
5.00%, 08/01/25 (PSF)	2,600	2,692,120
5.25%, 02/01/25 (PSF)	5,000	5,162,513
North Texas Municipal Water District Water System
Revenue RB, 4.00%, 09/01/24	17,200	17,349,430
North Texas Tollway Authority RB
5.00%, 01/01/24	705	711,078
5.00%, 01/01/24 (Call 07/03/23)	40	40,039
5.00%, 01/01/25 (Call 07/03/23)	50	50,064
5.00%, 01/01/26 (Call 07/03/23)	50	50,061
6.50%, 01/01/43 (PR 01/01/25)	13,000	13,612,936
Series A, 5.00%, 01/01/24	7,730	7,796,638
Series A, 5.00%, 01/01/25	2,070	2,122,801
Series A, 5.00%, 01/01/25 (Call 01/01/24)	5,385	5,436,194
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,940	4,979,178
Series B, 5.00%, 01/01/24	7,380	7,434,715
Series B, 5.00%, 01/01/26	115	119,837
Series B, 5.00%, 01/01/26 (Call 01/01/25)	260	266,038
Series B, 5.00%, 01/01/27	2,465	2,617,499
Northside Independent School District GO
VRDN,2.75%, 08/01/48 (Put 08/01/23) (PSF)(a)	1,000	997,227
Series A, 5.00%, 02/15/24 (PSF)	4,590	4,643,825
Permanent University Fund - Texas A&M University System RB, 5.00%, 07/01/28	1,850	2,036,255
Permanent University Fund - University of Texas System RB
5.00%, 07/01/27	9,750	10,519,171
5.00%, 07/01/27 (Call 07/01/26)	150	157,841
Series B, 5.00%, 07/01/24	1,015	1,033,835
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,680	2,729,160
Pflugerville Independent School District, 5.00%, 02/15/27 (Call 02/15/24)	9,295	9,392,340
Plano Independent School District GO, 5.00%, 02/15/24
(PSF)	550	556,334
Plano Independent School District RB, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	3,530	3,703,748
Round Rock Independent School District GO
5.00%, 08/01/23 (PSF)	3,500	3,508,431
5.00%, 08/01/24	4,045	4,124,426
5.00%, 08/01/24 (PSF)	365	372,167
5.00%, 08/01/31 (PR 08/01/25) (PSF)	3,255	3,377,236
5.00%, 08/01/32 (PR 08/01/25) (PSF)	3,420	3,548,432
5.00%, 08/01/33 (PR 08/01/25) (PSF)	3,590	3,724,816
5.00%, 08/01/34 (PR 08/01/25) (PSF)	3,770	3,911,576
5.00%, 08/01/35 (PR 08/01/25) (PSF)	3,355	3,480,991
Series A, 5.00%, 08/01/27 (PSF)	135	145,624
Series A, 5.00%, 08/01/28 (PSF)	630	692,345
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF-GTD)	1,460	1,476,917
San Antonio Water System RB
Series 2013F, VRDN,1.00%, 05/01/43 (Put 11/01/26)(a)	2,000	1,782,103
Series A, VRDN,2.63%, 05/01/49 (Put 05/01/24)(a)	7,000	6,916,288

	Par
Security	(000)	Value

Texas (continued)
Spring Branch Independent School District GO, 5.00%, 02/01/25 (PSF)	$520	$535,069
State of Texas GO
4.00%, 10/01/33 (PR 04/01/24)	195	196,068
5.00%, 10/01/23	6,145	6,177,689
5.00%, 04/01/24	10,660	10,809,288
5.00%, 08/01/24	2,720	2,774,661
5.00%, 10/01/24	160	163,722
5.00%, 10/01/24 (Call 04/01/24)	9,315	9,451,164
5.00%, 04/01/25 (Call 04/01/24)	3,535	3,588,944
5.00%, 10/01/25	4,050	4,217,568
5.00%, 04/01/26	7,100	7,468,942
5.00%, 04/01/26 (Call 04/01/24)	8,085	8,196,895
5.00%, 10/01/26 (PR 04/01/24)	7,075	7,171,170
5.00%, 10/01/27 (Call 04/01/24)	505	512,530
5.00%, 10/01/34 (PR 04/01/24)	140	141,903
5.00%, 04/01/44 (PR 04/01/24)	405	410,438
VRDN,3.90%, 12/01/43 (Put 06/07/23)(a)	18,845	18,845,000
Series A, 5.00%, 10/01/23	1,060	1,065,639
Series A, 5.00%, 10/01/23	5,710	5,740,375
Series A, 5.00%, 10/01/24	1,080	1,105,120
Series A, 5.00%, 04/01/25	1,250	1,291,464
Series A, 5.00%, 10/01/25 (Call 10/01/24)	17,110	17,469,791
Series A, 5.00%, 10/01/26	2,000	2,125,420
Series A, 5.00%, 10/01/26 (Call 10/01/25)	2,845	2,964,666
Series A, 5.00%, 10/01/27 (Call 10/01/25)	7,030	7,335,364
Series A, 5.00%, 10/01/30 (PR 10/01/24)	19,675	20,101,629
Series A, 5.00%, 10/01/39 (PR 10/01/24)	14,025	14,329,115
Series A, 5.00%, 10/01/44 (PR 10/01/24)	1,415	1,445,683
Series B-1, 5.00%, 08/01/23	335	335,863
State of Texas GOL, Series A, 5.00%, 08/01/25	1,430	1,484,309
Tarrant County College District GOL
5.00%, 08/15/24	800	814,951
5.00%, 08/15/25	3,500	3,625,849
Tarrant Regional Water District Water Supply System Revenue RB
5.00%, 03/01/27 (Call 03/01/25)	1,390	1,433,265
5.00%, 03/01/30 (PR 03/01/24)	8,025	8,121,231
Texas A&M University RB
5.00%, 05/15/25	1,660	1,719,295
5.00%, 05/15/26	2,840	3,000,213
5.00%, 05/15/27	7,325	7,896,335
Series C, 5.00%, 05/15/24	330	335,358
Series C, 5.00%, 05/15/26	170	179,590
Series E, 5.00%, 05/15/24	4,785	4,862,685
Series E, 5.00%, 05/15/25	4,760	4,930,026
Texas Public Finance Authority RB, 5.00%, 02/01/27	2,870	3,064,657
Texas State University System RB
Series A, 5.00%, 03/15/25	4,925	5,075,237
Series A, 5.00%, 03/15/26	540	566,802
Texas Transportation Commission GO, VRDN,0.65%, 10/01/41 (Put 10/01/25)(a)	5,000	4,505,079
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/33 (PR 04/01/24)	20,000	20,278,444
5.25%, 04/01/25	175	181,577
First Series, 5.00%, 10/01/23	27,360	27,508,264
First Series, 5.00%, 10/01/24	5,920	6,057,699
First Series, 5.00%, 10/01/25	29,150	30,369,420
First Series, 5.00%, 10/01/26	8,895	9,444,096
Series A, 5.00%, 04/01/24	10,660	10,811,922
Series A, 5.00%, 10/01/24	5,500	5,627,929

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Series A, 5.00%, 04/01/25 (Call 04/01/24)	$7,050	$7,157,583
Series A, 5.00%, 10/01/25	1,370	1,427,311
Texas Water Development Board RB
5.00%, 08/01/23	4,985	4,997,836
5.00%, 10/15/23	2,765	2,781,533
5.00%, 10/15/24	2,600	2,660,336
5.00%, 08/01/25	1,190	1,235,701
5.00%, 04/15/26	675	711,040
5.00%, 08/01/26	545	577,572
5.00%, 10/15/26	800	851,376
5.00%, 08/01/27	145	156,588
5.00%, 10/15/27	1,835	1,990,066
Series A, 5.00%, 04/15/24	1,925	1,953,329
Series B, 5.00%, 04/15/25	1,035	1,070,171
Series B, 5.00%, 04/15/26	330	347,620
University of Texas System (The) RB, Series D, 5.00%, 08/15/26	630	666,993
		915,002,468
Utah — 1.5%
Alpine School District/UT GO, 5.00%, 03/15/27 (GTD)	6,000	6,451,723
Central Utah Water Conservancy District GOL, 5.00%, 04/01/25	9,525	9,840,955
Intermountain Power Agency RB, Series A, 5.00%, 07/01/27	3,475	3,758,874
State of Utah GO
3.00%, 07/01/25	70	69,746
5.00%, 07/01/23	8,000	8,009,983
5.00%, 07/01/24	14,775	15,049,181
5.00%, 07/01/25	5,940	6,167,910
5.00%, 07/01/26	4,120	4,350,248
5.00%, 07/01/27 (Call 01/01/27)	25	26,854
Series B, 5.00%, 07/01/23	4,555	4,560,684
Series B, 5.00%, 07/01/24	9,085	9,253,591
Series B, 5.00%, 07/01/25	7,150	7,424,336
Series B, 5.00%, 07/01/26	2,965	3,130,700
Series B, 5.00%, 07/01/27	7,885	8,541,780
University of Utah (The) RB
5.00%, 08/01/27	1,605	1,733,917
Series A, 5.00%, 08/01/25	1,075	1,116,742
Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	23,670	23,729,771
Series B-1, 5.00%, 08/01/26 (SAP)	1,500	1,587,786
Utah Transit Authority RB
5.00%, 06/15/34 (PR 06/15/25)	5,000	5,173,662
Series A, 5.00%, 06/15/26 (PR 06/15/25)	5,025	5,199,530
Series A, 5.00%, 06/15/30 (PR 06/15/25)	4,000	4,138,930
Series A, 5.00%, 06/15/37 (PR 06/15/25)	7,040	7,284,516
Series A, 5.00%, 06/15/38 (PR 06/15/25)	2,360	2,441,968
Series A, 5.25%, 06/15/23	7,260	7,264,557
		146,307,944
Vermont — 0.0%
State of Vermont GO, Series A, 5.00%, 08/15/24	3,325	3,394,249

Virginia — 4.0%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	6,327,162
City of Alexandria VA GO
5.00%, 12/15/25	5,195	5,445,313
Series A, 5.00%, 12/15/25 (SAW)	2,775	2,908,709
City of Harrisonburg VA GO, Series A, 5.00%, 07/15/26
(SAW)	7,165	7,593,066

	Par
Security	(000)	Value

Virginia (continued)
City of Newport News VA GO, Series A, 4.00%, 02/01/24
(SAW)	$1,565	$1,572,096
City of Norfolk VA, 5.00%, 09/01/31 (PR 03/01/27)	1,600	1,719,023
City of Richmond VA GO, 5.00%, 03/01/24 (SAW)	55	55,688
City of Suffolk VA GO
3.75%, 02/01/33 (PR 02/01/24) (SAW)	6,735	6,756,347
3.75%, 02/01/34 (PR 02/01/24) (SAW)	6,985	7,007,139
3.75%, 02/01/35 (PR 02/01/24) (SAW)	4,905	4,920,546
Commonwealth of Virginia GO
5.00%, 06/01/24	1,010	1,027,215
Series A, 5.00%, 06/01/23	910	910,000
Series B, 4.00%, 06/01/23	1,420	1,420,000
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	11,810	12,254,522
County of Arlington VA GO
5.00%, 06/15/23	7,855	7,859,466
5.00%, 08/01/23 (SAW)	5,735	5,750,054
5.00%, 08/15/26	1,545	1,641,547
5.00%, 08/15/27 (Call 08/15/26)	75	79,474
Series B, 5.00%, 08/15/25	1,015	1,056,107
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	1,840,397
County of Fairfax VA GO
4.00%, 10/01/25	5,825	5,947,989
4.00%, 10/01/26 (SAW)	1,415	1,463,308
4.00%, 10/01/27	150	157,170
4.00%, 10/01/27 (SAW)	3,750	3,929,260
4.00%, 10/01/33 (PR 10/01/24) (SAW)	5,030	5,076,787
5.00%, 10/01/25 (Call 10/01/24) (SAW)	3,525	3,609,310
Series A, 4.00%, 10/01/24	8,400	8,485,787
Series A, 4.00%, 10/01/24 (SAW)	4,620	4,667,183
Series A, 4.00%, 10/01/25	2,235	2,282,190
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	235	241,350
Series A, 5.00%, 10/01/23 (SAW)	4,775	4,800,243
Series B, 5.00%, 04/01/24 (SAW)	5,310	5,383,927
Series B, 5.00%, 10/01/24 (SAW)	4,555	4,660,350
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	5,165	5,268,202
Series A, 5.00%, 08/01/25 (SAW)	1,470	1,527,392
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	3,015	3,039,919
Series A, 5.00%, 12/01/24 (SAW)	255	261,767
Series A, 5.00%, 12/01/25 (SAW)	9,000	9,414,956
Series B, 5.00%, 12/01/24 (SAW)	4,000	4,106,148
Series B, 5.00%, 12/01/25 (SAW)	30	31,383
County of Prince William VA
3.50%, 08/01/31 (PR 08/01/24)	3,090	3,097,498
3.50%, 08/01/32 (PR 08/01/24)	3,090	3,097,498
3.50%, 08/01/33 (PR 08/01/24)	590	591,432
3.75%, 08/01/34 (PR 08/01/24)	3,090	3,106,243
3.75%, 08/01/35 (PR 08/01/24)	3,090	3,106,243
Fairfax County Water Authority RB, 5.25%, 04/01/24	5,615	5,705,033
Hampton Roads Transportation Accountability Commission,
5.00%, 07/01/52 (PR 01/01/28)	6,000	6,562,586
University of Virginia RB, Series A, 5.00%, 06/01/43
(PR 06/01/23)	20,035	20,035,000
Upper Occoquan Sewage Authority RB, 4.00%, 07/01/39
(PR 07/01/25)	1,000	1,017,763
Virginia College Building Authority RB
5.00%, 09/01/23 (ST INTERCEPT)	1,500	1,506,250
5.00%, 02/01/24	6,425	6,499,737
5.00%, 02/01/25	14,185	14,607,580
5.00%, 02/01/26	8,165	8,583,446

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Virginia (continued)
5.00%, 02/01/27	$27,540	$29,605,640
5.00%, 02/01/27 (Call 02/01/26)	515	539,910
Series A, 5.00%, 02/01/25	855	880,618
Series A, 5.00%, 02/01/26	11,000	11,563,737
Series A, 5.00%, 09/01/27 (PR 09/01/24) (SAW)	1,000	1,020,678
Series B, 5.00%, 09/01/24	125	127,723
Series E, 5.00%, 02/01/24	2,080	2,104,195
Series E, 5.00%, 02/01/25	2,225	2,291,667
Series E, 5.00%, 02/01/26	445	467,806
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,725	1,733,252
5.00%, 03/15/24	1,595	1,616,934
5.00%, 09/15/24	5,615	5,740,836
5.00%, 03/15/25	2,450	2,529,048
5.00%, 05/15/25	10	10,357
5.00%, 09/15/25	530	552,043
5.00%, 03/15/26	200	210,200
5.00%, 05/15/26 (Call 05/15/24)	350	355,616
5.00%, 09/15/26	135	143,338
5.00%, 09/15/27	115	124,648
5.00%, 03/15/28 (Call 09/15/26)	500	530,880
Series A, 5.00%, 05/15/24	7,525	7,652,138
Series A, 5.00%, 05/15/25	715	740,540
Series A, 5.00%, 05/15/26	620	653,898
Series A, 5.00%, 05/15/27	5,500	5,920,463
Virginia Public Building Authority RB
5.00%, 08/01/23	1,000	1,002,558
5.00%, 08/01/27	50	54,098
Series A, 4.00%, 08/01/28 (PR 08/01/23)	8,675	8,682,929
Series A, 5.00%, 08/01/26	5,500	5,830,417
Series A-1, 5.00%, 08/01/26	8,985	9,524,781
Series B, 5.00%, 08/01/23	3,225	3,233,251
Series B, 5.00%, 08/01/24	2,155	2,198,059
Series B, 5.00%, 08/01/25	440	457,085
Series B, 5.00%, 08/01/26	3,835	4,065,390
Series B, 5.00%, 08/01/26 (Call 08/01/25)	3,025	3,147,615
Series C, 5.00%, 08/01/24	300	305,994
Virginia Public School Authority RB
3.50%, 08/01/32 (PR 08/01/24) (SAW)	4,925	4,936,951
3.50%, 08/01/33 (PR 08/01/24) (SAW)	4,920	4,931,939
3.75%, 08/01/34 (PR 08/01/24) (SAW)	4,920	4,945,862
3.75%, 08/01/35 (PR 08/01/24) (SAW)	4,920	4,945,862
5.00%, 08/01/23	5,000	5,012,626
5.00%, 08/01/23 (SAW)	1,370	1,373,460
5.00%, 08/01/23 (Call 07/03/23)	20	20,025
5.00%, 08/01/24 (SAW)	2,410	2,458,709
5.00%, 02/01/25	1,735	1,785,277
5.00%, 03/01/25 (SAW)	125	128,934
5.00%, 08/01/25	2,245	2,329,784
5.00%, 08/01/25 (SAW)	2,000	2,075,532
5.00%, 08/01/26	1,305	1,381,374
5.00%, 08/01/26 (SAW)	2,120	2,251,975
5.00%, 04/15/27	2,745	2,947,594
Series 2022, 5.00%, 01/15/27	5,550	5,952,727
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/23	3,280	3,298,209
		396,409,983
Washington — 4.5%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/26	1,255	1,338,080

	Par
Security	(000)	Value

Washington (continued)
Series S-1, 5.00%, 11/01/23	$2,000	$2,013,812
Series S-1, 5.00%, 11/01/24	1,300	1,333,076
Series S-1, 5.00%, 11/01/25	2,000	2,088,599
Series S-1, 5.00%, 11/01/26	3,885	4,142,183
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	2,660	2,775,944
Series S-1, 5.00%, 11/01/31 (PR 11/01/25)	6,065	6,329,361
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,990	2,076,740
Series S-1, 5.00%, 11/01/45 (PR 11/01/25)	7,000	7,305,115
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB
Series S-1, 5.00%, 11/01/30 (PR 11/01/25)	4,150	4,330,890
Series S-1, 5.00%, 11/01/32 (PR 11/01/25)	2,120	2,212,406
Series S-1, VRDN,5.00%, 11/01/50 (PR 11/01/25)	15,050	15,705,998
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 04/01/26	55	56,303
5.00%, 09/01/23	7,025	7,054,622
5.00%, 09/01/24	7,425	7,595,935
5.00%, 09/01/25	8,095	8,416,070
5.00%, 04/01/27 (Call 04/01/26)	1,555	1,635,372
City of Seattle WA GOL
4.00%, 09/01/26	2,000	2,063,555
5.00%, 12/01/24	100	102,683
5.00%, 06/01/25	100	103,567
5.00%, 12/01/26	2,495	2,664,849
Series A, 5.00%, 12/01/23	535	539,448
Series A, 5.00%, 04/01/24	3,500	3,549,592
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24	335	341,845
5.00%, 07/01/26	5,000	5,286,972
5.00%, 07/01/27	2,800	3,022,009
Series A, 5.00%, 01/01/24	660	665,956
Series A, 5.00%, 07/01/26	850	898,785
Series C, 5.00%, 09/01/26	3,225	3,421,456
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/24	5,910	6,039,490
County of King WA GOL
5.00%, 07/01/23	400	400,489
5.00%, 07/01/35 (PR 01/01/25)	860	884,884
5.00%, 07/01/36 (PR 01/01/25)	5,775	5,942,098
Series A, 4.00%, 01/01/27	1,665	1,722,340
Series A, VRDN,3.85%, 01/01/46 (Put 05/31/23)(a)	32,700	32,700,000
Series B, 5.00%, 06/01/25	2,220	2,299,193
County of King WA Sewer Revenue RB
5.00%, 07/01/24	120	122,227
5.00%, 07/01/40 (PR 01/01/25)	5,000	5,138,435
5.00%, 07/01/47 (PR 01/01/25)	8,855	9,100,168
Series A, VRDN,0.63%, 01/01/32 (Put 07/01/23)(a)	3,065	3,002,239
County of Snohomish WA GOL
4.00%, 12/01/43	2,000	2,000,000
5.00%, 12/01/25	2,000	2,092,212
5.00%, 12/01/26	1,500	1,600,570
County of Spokane WA GOL, 5.00%, 12/01/23	1,640	1,653,474
Energy Northwest RB
4.00%, 07/01/24	55	55,430
5.00%, 07/01/23	12,655	12,669,440
5.00%, 07/01/24	9,255	9,424,767
5.00%, 07/01/25	9,230	9,574,691
5.00%, 07/01/26 (Call 07/01/25)	20	20,698
5.00%, 07/01/27 (Call 07/01/25)	300	310,590
Series A, 5.00%, 07/01/23	1,925	1,927,197

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Washington (continued)
Series A, 5.00%, 07/01/24	$930	$947,059
Series A, 5.00%, 07/01/25	1,705	1,768,673
Series A, 5.00%, 07/01/26	5,475	5,789,235
Series C, 5.00%, 07/01/25	3,435	3,563,278
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	800	813,565
Grant County Public Utility District No. 2 Electric Revenue RB
Series J, 5.00%, 01/01/38 (PR 07/01/23)	5,315	5,321,501
Series J, 5.00%, 01/01/41 (PR 07/01/23)	4,945	4,951,049
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	1,775	1,788,708
Pierce County School District No. 403 Bethel GO, 4.00%, 12/01/23 (GTD)	5,000	5,015,397
Port of Seattle WA RB
5.00%, 08/01/25	1,800	1,862,631
5.00%, 08/01/26	1,165	1,226,700
5.00%, 08/01/27	2,500	2,677,491
State of Washington, 5.00%, 06/01/24	1,635	1,662,868
State of Washington GO
0.00%, 12/01/23 (AMBAC)(b)	10,830	10,639,556
0.00%, 12/01/23 (NPFGC)(b)	8,130	7,987,035
4.00%, 07/01/26	2,500	2,570,500
4.00%, 08/01/26	120	123,503
5.00%, 06/01/23	5,310	5,310,000
5.00%, 07/01/23	395	395,493
5.00%, 07/01/24	22,050	22,459,184
5.00%, 08/01/24	10,000	10,200,961
5.00%, 02/01/25	410	422,217
5.00%, 02/01/25 (Call 02/01/24)	150	151,807
5.00%, 07/01/25	7,480	7,759,338
5.00%, 02/01/26	3,080	3,233,003
5.00%, 07/01/26 (Call 01/01/26)	2,215	2,316,002
5.00%, 08/01/26 (Call 08/01/25)	30	31,133
5.00%, 02/01/27	165	176,843
5.00%, 07/01/27	95	102,723
5.00%, 07/01/27 (Call 01/01/25)	410	421,096
5.00%, 08/01/27	30	32,495
Series B, 5.00%, 07/01/23	9,840	9,852,280
Series B, 5.00%, 07/01/24	3,500	3,564,949
Series C, 5.00%, 02/01/26	5,175	5,432,075
Series C, 5.00%, 02/01/27	19,030	20,395,842
Series D, 5.00%, 02/01/27	45	48,230
Series E, 5.00%, 06/01/25	1,000	1,035,083
Series E, 5.00%, 06/01/26	5,910	6,247,665
Series R, 4.00%, 07/01/27	5,000	5,185,936
Series R, 5.00%, 07/01/23	2,000	2,002,496
Series R-2008, 5.00%, 02/01/27	5,015	5,374,942
Series R-2015, 5.00%, 07/01/23	1,150	1,151,435
Series R-2015, 5.00%, 07/01/24	1,870	1,904,702
Series R-2015E, 5.00%, 07/01/24	620	631,505
Series R-2017A, 5.00%, 08/01/23	450	451,159
Series R-2017C, 5.00%, 08/01/24	3,035	3,095,992
Series R-2018C, 5.00%, 08/01/23	5,760	5,774,832
Series R-2018C, 5.00%, 08/01/24	2,570	2,621,647
Series R-2018C, 5.00%, 08/01/25	700	727,330
Series R-2018D, 5.00%, 08/01/24	985	1,004,795
Series R-2018D, 5.00%, 08/01/25	975	1,013,066
Series R-2020C, 5.00%, 07/01/25	4,345	4,507,262
Series R-2020D, 5.00%, 07/01/23	1,610	1,612,009
Series R-2020D, 5.00%, 07/01/25	4,535	4,704,358
Series R-C, 5.00%, 07/01/23	8,905	8,916,113

	Par
Security	(000)	Value

Washington (continued)
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	$5,225	$5,238,812
Series R-F, 5.00%, 07/01/25 (Call 01/01/25)	2,000	2,051,016
Series-R-2020D, 5.00%, 07/01/26	5,335	5,649,264
State of Washington RB
5.00%, 09/01/23	5,175	5,188,960
5.00%, 09/01/24	3,765	3,832,671
Series C, 5.00%, 09/01/23	835	837,252
Series C, 5.00%, 09/01/24 (Call 09/01/23)	705	707,498
University of Washington RB
Series B, 5.00%, 06/01/27 (Call 06/01/25)	5,175	5,351,478
Series C, 5.00%, 04/01/24	1,050	1,064,013
		446,649,566
West Virginia — 0.1%
State of West Virginia GO
5.00%, 06/01/25	8,640	8,914,340
5.00%, 06/01/27	2,810	3,033,165
Series A, 3.00%, 11/01/25	425	419,511
Series A, 5.00%, 06/01/25	440	453,971
West Virginia Commissioner of Highways RB
Series A, 5.00%, 09/01/23	425	426,622
Series A, 5.00%, 09/01/26	1,020	1,076,954
		14,324,563
Wisconsin — 2.0%
Germantown School District GO
4.00%, 04/01/34 (PR 04/01/27)	4,585	4,727,681
4.00%, 04/01/36 (PR 04/01/27)	6,795	7,006,454
4.00%, 04/01/37 (PR 04/01/27)	7,070	7,290,012
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/30 (PR 06/01/24)	1,805	1,833,454
5.00%, 06/01/31 (PR 06/01/24)	3,000	3,047,292
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/23	225	225,000
Series A, 5.00%, 06/01/24	1,615	1,642,209
Series A, 5.00%, 06/01/26	1,405	1,484,860
State of Wisconsin GO
5.00%, 05/01/24	5,750	5,839,292
5.00%, 05/01/25	100	103,396
5.00%, 05/01/26 (Call 05/01/25)	160	165,433
5.00%, 05/01/27	3,000	3,231,276
5.00%, 11/01/27 (Call 05/01/27)	915	988,033
5.00%, 05/01/28	12,880	14,171,788
5.00%, 05/01/32 (PR 05/01/25)	17,780	18,390,455
5.00%, 05/01/35 (PR 05/01/24)	2,535	2,571,387
Series 1, 5.00%, 11/01/23	4,035	4,062,199
Series 1, 5.00%, 11/01/24	1,475	1,511,705
Series 1, 5.00%, 11/01/25 (Call 05/01/25)	3,295	3,403,785
Series 1, 5.00%, 05/01/26	9,185	9,700,199
Series 2, 5.00%, 11/01/23	135	135,910
Series 2, 5.00%, 11/01/24	11,855	12,150,005
Series 2, 5.00%, 11/01/25	4,520	4,722,379
Series 2, 5.00%, 11/01/26	3,895	4,156,765
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	260	280,753
Series 2021-2, 5.00%, 05/01/25	1,330	1,375,163
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	6,230	6,387,457
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	370	379,259
Series A, 5.00%, 05/01/24	9,305	9,449,499
Series B, 5.00%, 05/01/24	985	1,000,296
Series B, 5.00%, 05/01/25	7,465	7,718,488

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Wisconsin (continued)
Series B, 5.00%, 05/01/26	$5,725	$6,046,123
Series C, 5.00%, 05/01/24	110	111,708
State of Wisconsin RB
5.00%, 05/01/28 (PR 05/01/27)	15,180	16,309,506
Series A, 5.00%, 05/01/24	715	725,586
Series A, 5.00%, 05/01/25	165	170,510
Wisconsin Department of Transportation RB
4.00%, 07/01/25 (Call 07/01/24)	11,200	11,288,425
5.00%, 07/01/27 (Call 07/01/24)	5,930	6,032,445
5.00%, 07/01/34 (PR 07/01/24)	165	168,009
Series 1, 5.00%, 07/01/25	290	300,533
Series 1, 5.00%, 07/01/32 (PR 07/01/24)	1,100	1,120,060
Series 1, 5.00%, 07/01/34 (PR 07/01/24)	3,050	3,105,621
Series 1, 5.00%, 07/01/35 (PR 07/01/24)	2,780	2,830,697
Series 2, 5.00%, 07/01/24	490	498,988
Series A, 5.00%, 07/01/24	5,230	5,325,935
		193,186,030
Total Long-Term Investments — 100.1%
(Cost: $10,072,553,097)		9,843,639,292

	Par
Security	(000)	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 3.22%(c)(d)	7,886	$7,885,717

Total Short-Term Securities — 0.1%
(Cost: $7,885,601)		7,885,717

Total Investments — 100.2%
(Cost: $10,080,438,698)		9,851,525,009

Liabilities in Excess of Other Assets — (0.2)%		(15,383,160)

Net Assets — 100.0%		$9,836,141,849

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$28,996,334	$—	$(21,119,069	)(a)	$11,235	$(2,783)	$7,885,717	7,886	$214,008	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$9,843,639,292	$—	$9,843,639,292
Short-Term Securities
Money Market Funds	7,885,717	—	—	7,885,717
	$7,885,717	$9,843,639,292	$—	$9,851,525,009

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
COP	Certificates of Participation	PSF	Permanent School Fund
CR	Custodian Receipt	Q-SBLF	Qualified School Bond Loan Fund
ETM	Escrowed to Maturity	RB	Revenue Bond
GO	General Obligation	SAP	Subject to Appropriations
GOL	General Obligation Limited	SAW	State Aid Withholding
GTD	Guaranteed	SCSDE	South Carolina State Department of Education
HERBIP	Higher Education Revenue Bond Intercept Program	ST	Special Tax
MO	Moral Obligation